Schedule of Investments (unaudited)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Aerospace & Defense — 2.6%
Boeing Co.
3.25%, 02/01/35	$725	$ 575,254
3.55%, 03/01/38	650	489,283
3.50%, 03/01/39	350	258,266
6.88%, 03/15/39	450	479,554
5.88%, 02/15/40(a)	500	482,445
5.71%, 05/01/40	2,759	2,624,421
3.38%, 06/15/46	463	304,277
3.65%, 03/01/47	250	169,343
3.63%, 03/01/48	320	212,554
3.85%, 11/01/48	324	223,393
3.90%, 05/01/49	770	535,179
3.75%, 02/01/50(a)	1,497	1,024,675
5.81%, 05/01/50	5,063	4,715,479
6.86%, 05/01/54(b)	2,100	2,224,150
3.95%, 08/01/59	725	481,919
5.93%, 05/01/60	3,323	3,058,506
7.01%, 05/01/64(b)	1,410	1,495,528
General Dynamics Corp.
4.25%, 04/01/40	929	833,313
2.85%, 06/01/41	497	366,266
3.60%, 11/15/42	450	363,436
4.25%, 04/01/50	813	702,611
General Electric Co.
5.88%, 01/14/38	900	953,949
6.88%, 01/10/39	700	819,511
4.50%, 03/11/44(a)	500	448,225
4.35%, 05/01/50	450	391,989
L3Harris Technologies, Inc.
4.85%, 04/27/35	281	272,715
6.15%, 12/15/40	270	287,786
5.05%, 04/27/45	458	433,943
5.60%, 07/31/53	515	522,006
08/15/54(c)	1,680	1,670,336
Lockheed Martin Corp.
4.80%, 08/15/34	450	451,249
3.60%, 03/01/35	450	405,333
4.50%, 05/15/36	351	339,735
5.72%, 06/01/40	300	316,314
4.07%, 12/15/42	1,261	1,092,624
3.80%, 03/01/45	1,268	1,039,725
4.70%, 05/15/46	1,170	1,082,950
2.80%, 06/15/50	575	377,564
4.09%, 09/15/52	1,463	1,212,453
4.15%, 06/15/53	760	635,276
5.70%, 11/15/54(a)	750	795,269
5.20%, 02/15/55	710	701,856
4.30%, 06/15/62	660	552,877
5.90%, 11/15/63	675	736,926
5.20%, 02/15/64	780	764,985
Series B, 6.15%, 09/01/36	475	527,521
Northrop Grumman Corp.
5.15%, 05/01/40	500	488,532
5.05%, 11/15/40	300	289,171
4.75%, 06/01/43	1,024	940,163
3.85%, 04/15/45	625	502,066
4.03%, 10/15/47	2,025	1,648,373
5.25%, 05/01/50	929	904,506
4.95%, 03/15/53	970	901,058
Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp. (continued)
5.20%, 06/01/54(a)	$1,150	$ 1,106,883
RTX Corp.
5.40%, 05/01/35	800	822,811
6.13%, 07/15/38	550	594,226
4.45%, 11/16/38	413	377,194
5.70%, 04/15/40(a)	600	614,247
4.88%, 10/15/40	163	152,570
4.70%, 12/15/41	426	386,686
4.50%, 06/01/42	3,324	2,955,465
4.80%, 12/15/43	350	319,051
4.15%, 05/15/45	813	675,034
3.75%, 11/01/46	1,220	949,660
4.35%, 04/15/47	829	703,178
4.05%, 05/04/47	438	354,878
4.63%, 11/16/48	1,736	1,532,516
3.13%, 07/01/50	1,153	784,595
2.82%, 09/01/51	1,063	670,228
3.03%, 03/15/52	1,300	857,311
5.38%, 02/27/53(a)	1,290	1,263,591
6.40%, 03/15/54	1,655	1,858,530
		61,105,492
Automobile Components — 0.1%
Aptiv PLC
4.40%, 10/01/46(a)	213	170,782
5.40%, 03/15/49(a)	350	319,076
3.10%, 12/01/51	1,429	889,158
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	963	730,066
BorgWarner, Inc., 4.38%, 03/15/45	400	331,989
Lear Corp.
5.25%, 05/15/49	563	512,344
3.55%, 01/15/52(a)	376	257,643
		3,211,058
Automobiles — 0.5%
Cummins, Inc.
4.88%, 10/01/43	575	541,295
2.60%, 09/01/50(a)	613	381,533
5.45%, 02/20/54	835	837,859
Ford Motor Co.
4.75%, 01/15/43	1,925	1,567,178
7.40%, 11/01/46(a)	250	274,231
5.29%, 12/08/46(a)	1,450	1,286,546
General Motors Co.
5.00%, 04/01/35	620	592,505
6.60%, 04/01/36	1,113	1,187,851
5.15%, 04/01/38	963	905,809
6.25%, 10/02/43	1,413	1,434,556
5.20%, 04/01/45	1,229	1,105,665
6.75%, 04/01/46	642	686,376
5.40%, 04/01/48(a)	683	621,175
5.95%, 04/01/49(a)	888	873,687
		12,296,266
Banks — 7.2%
Bank of America Corp.
6.11%, 01/29/37	1,500	1,615,478
7.75%, 05/14/38	1,550	1,913,156
5.88%, 02/07/42	1,661	1,778,018
5.00%, 01/21/44	2,236	2,182,209
4.88%, 04/01/44	429	410,431
(1-day SOFR + 1.56%), 2.97%, 07/21/52(a)(d)	1,955	1,318,252
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
(1-day SOFR + 1.58%), 3.31%, 04/22/42(d)	$3,289	$ 2,543,963
(1-day SOFR + 1.88%), 2.83%, 10/24/51(d)	975	639,199
(1-day SOFR + 1.93%), 2.68%, 06/19/41(d)	4,639	3,326,208
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(d)	996	810,624
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(d)	1,329	1,163,355
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(d)	2,809	2,419,673
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(d)	2,243	2,040,882
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(d)	2,053	1,809,344
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(a)(d)	5,085	4,182,936
Series L, 4.75%, 04/21/45(a)	300	277,565
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(a)(d)	1,016	756,160
Bank of America N.A., Series BKNT, 6.00%, 10/15/36	900	971,954
Barclays PLC
5.25%, 08/17/45(a)	1,250	1,211,008
4.95%, 01/10/47(a)	1,278	1,184,702
(1-day SOFR + 2.42%), 6.04%, 03/12/55(d)	700	732,620
(1-year CMT + 1.30%), 3.33%, 11/24/42(d)	928	685,787
(1-year CMT + 1.70%), 3.81%, 03/10/42(d)	950	750,363
Citigroup, Inc.
8.13%, 07/15/39	1,825	2,340,846
5.88%, 01/30/42	1,623	1,712,672
6.68%, 09/13/43	163	183,071
5.30%, 05/06/44	413	397,966
4.65%, 07/30/45	1,670	1,507,187
4.75%, 05/18/46	2,118	1,888,236
4.65%, 07/23/48	2,468	2,223,700
(1-day SOFR + 1.38%), 2.90%, 11/03/42(d)	1,308	937,270
(1-day SOFR + 4.55%), 5.32%, 03/26/41(d)	1,290	1,276,226
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(d)	975	842,249
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(d)	954	809,660
Cooperatieve Rabobank UA
5.75%, 12/01/43	1,050	1,071,247
5.25%, 08/04/45(a)	997	980,602
Series BKNT, 5.25%, 05/24/41	1,299	1,316,045
Fifth Third Bancorp, 8.25%, 03/01/38	575	705,781
Goldman Sachs Group, Inc.
6.45%, 05/01/36	500	547,556
6.75%, 10/01/37	4,874	5,434,994
6.25%, 02/01/41	2,254	2,477,618
4.80%, 07/08/44	1,386	1,283,796
5.15%, 05/22/45	2,243	2,160,046
4.75%, 10/21/45	1,500	1,404,655
(1-day SOFR + 1.47%), 2.91%, 07/21/42(d)	1,834	1,325,318
(1-day SOFR + 1.51%), 3.21%, 04/22/42(d)	2,154	1,634,177
(1-day SOFR + 1.63%), 3.44%, 02/24/43(d)	1,629	1,264,878
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(d)	2,434	2,127,821
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(d)	1,754	1,596,909
HSBC Bank USA NA, Series BKNT, 7.00%, 01/15/39	261	302,100
HSBC Holdings PLC
6.50%, 05/02/36	1,528	1,621,006
6.50%, 09/15/37	2,915	3,097,295
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC (continued)
6.80%, 06/01/38	$1,850	$ 2,034,666
6.10%, 01/14/42(a)	1,529	1,673,438
5.25%, 03/14/44(a)	1,418	1,354,224
(1-day SOFR + 2.65%), 6.33%, 03/09/44(d)	2,415	2,598,485
JPMorgan Chase & Co.
6.40%, 05/15/38	2,561	2,916,517
5.50%, 10/15/40	1,259	1,303,174
5.60%, 07/15/41	1,804	1,891,609
5.40%, 01/06/42	1,329	1,363,260
5.63%, 08/16/43	1,413	1,472,306
4.85%, 02/01/44	1,026	990,539
4.95%, 06/01/45	1,536	1,470,558
(1-day SOFR + 1.46%), 3.16%, 04/22/42(d)	1,358	1,040,383
(1-day SOFR + 1.58%), 3.33%, 04/22/52(d)	2,791	2,032,709
(1-day SOFR + 2.44%), 3.11%, 04/22/51(d)	2,109	1,483,448
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(d)	1,950	1,585,527
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(d)	1,493	1,049,773
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(d)	1,600	1,407,169
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(d)	3,373	2,771,996
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(d)	1,513	1,264,594
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(d)	1,804	1,565,235
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(d)	1,661	1,278,140
Lloyds Banking Group PLC
5.30%, 12/01/45(a)	621	585,606
4.34%, 01/09/48(a)	1,201	964,398
(5-year CMT + 1.50%), 3.37%, 12/14/46(d)	1,150	818,710
Mitsubishi UFJ Financial Group, Inc.
4.29%, 07/26/38(a)	338	315,237
4.15%, 03/07/39(a)	450	409,350
3.75%, 07/18/39	1,332	1,153,749
Morgan Stanley
3.97%, 07/22/38(d)	2,229	1,954,594
6.38%, 07/24/42(a)	1,719	1,946,119
4.30%, 01/27/45	2,604	2,293,094
4.38%, 01/22/47	1,650	1,456,517
(1-day SOFR + 1.43%), 2.80%, 01/25/52(a)(d)	1,764	1,154,020
(1-day SOFR + 1.49%), 3.22%, 04/22/42(d)	1,800	1,385,838
(1-day SOFR + 4.84%), 5.60%, 03/24/51(d)	1,404	1,465,182
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(d)	2,089	1,923,643
Regions Bank, Series BKNT, 6.45%, 06/26/37	450	472,016
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	500	341,727
2.93%, 09/17/41(a)	780	579,142
3.05%, 01/14/42	450	343,563
6.18%, 07/13/43(a)	650	718,783
5.84%, 07/09/44	750	781,383
UBS AG/London, 4.50%, 06/26/48	800	724,223
UBS Group AG, 4.88%, 05/15/45	1,807	1,684,795
Wachovia Corp., 5.50%, 08/01/35	1,200	1,221,872
Wells Fargo & Co.
5.38%, 11/02/43	1,895	1,830,898
5.61%, 01/15/44	2,192	2,170,723
4.65%, 11/04/44	2,100	1,829,795
3.90%, 05/01/45	2,328	1,907,275

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
4.90%, 11/17/45	$1,993	$ 1,795,115
4.40%, 06/14/46	1,706	1,420,631
4.75%, 12/07/46	1,825	1,596,798
(1-day SOFR + 2.13%), 4.61%, 04/25/53(d)	2,956	2,622,664
(1-day SOFR + 2.53%), 3.07%, 04/30/41(d)	3,634	2,740,408
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(d)	5,407	5,101,570
Wells Fargo Bank NA
Series BKNT, 5.85%, 02/01/37	1,050	1,107,765
Series BKNT, 6.60%, 01/15/38	1,200	1,348,575
Westpac Banking Corp.
4.42%, 07/24/39	854	782,395
2.96%, 11/16/40(a)	800	576,189
3.13%, 11/18/41	926	673,101
		165,940,027
Beverages — 2.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	5,403	5,285,010
4.90%, 02/01/46	9,363	8,870,888
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/38	1,479	1,381,322
8.20%, 01/15/39	1,253	1,631,773
5.45%, 01/23/39	2,029	2,109,130
4.35%, 06/01/40	1,079	975,114
4.95%, 01/15/42	1,888	1,820,351
4.60%, 04/15/48	821	746,928
4.44%, 10/06/48	2,048	1,796,408
5.55%, 01/23/49	3,889	4,001,248
4.75%, 04/15/58	1,375	1,251,722
5.80%, 01/23/59	1,929	2,059,282
Brown-Forman Corp.
4.00%, 04/15/38	413	370,838
4.50%, 07/15/45	300	270,560
Coca-Cola Co.
2.50%, 06/01/40	779	562,640
2.88%, 05/05/41	613	461,939
4.20%, 03/25/50	450	394,577
2.60%, 06/01/50	1,354	868,782
3.00%, 03/05/51	1,870	1,301,488
2.50%, 03/15/51(a)	1,513	945,912
5.30%, 05/13/54	775	787,585
2.75%, 06/01/60(a)	1,000	626,971
5.40%, 05/13/64	775	787,205
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	500	505,762
Constellation Brands, Inc.
4.50%, 05/09/47	300	257,462
4.10%, 02/15/48	613	495,618
5.25%, 11/15/48	400	380,333
3.75%, 05/01/50	663	501,623
Diageo Capital PLC
5.88%, 09/30/36	500	539,236
3.88%, 04/29/43(a)	931	784,988
Diageo Investment Corp.
7.45%, 04/15/35	250	299,384
4.25%, 05/11/42	163	145,521
Keurig Dr. Pepper, Inc.
4.50%, 11/15/45	600	521,187
4.42%, 12/15/46	413	354,438
5.09%, 05/25/48(a)	250	237,601
Security	Par (000)	Value
Beverages (continued)
Keurig Dr. Pepper, Inc. (continued)
3.80%, 05/01/50	$688	$ 523,964
3.35%, 03/15/51	563	394,035
4.50%, 04/15/52(a)	963	821,338
Molson Coors Beverage Co.
5.00%, 05/01/42	1,000	939,509
4.20%, 07/15/46	1,718	1,412,828
PepsiCo, Inc.
5.50%, 01/15/40	450	469,480
3.50%, 03/19/40	250	207,273
4.88%, 11/01/40	250	245,639
2.63%, 10/21/41	563	404,261
4.00%, 03/05/42	500	434,501
3.60%, 08/13/42	800	650,897
4.45%, 04/14/46	800	723,651
3.45%, 10/06/46	616	478,539
4.00%, 05/02/47	450	377,624
3.38%, 07/29/49	400	298,276
2.88%, 10/15/49	913	629,010
3.63%, 03/19/50	879	688,373
2.75%, 10/21/51(a)	943	620,899
4.20%, 07/18/52	675	581,701
4.65%, 02/15/53	500	461,426
5.25%, 07/17/54	600	608,933
3.88%, 03/19/60	450	360,909
		56,663,892
Biotechnology — 1.7%
Amgen, Inc.
6.38%, 06/01/37	400	439,455
6.40%, 02/01/39	300	328,684
3.15%, 02/21/40	1,704	1,306,154
5.75%, 03/15/40	350	360,037
2.80%, 08/15/41	1,311	946,950
4.95%, 10/01/41	650	610,569
5.15%, 11/15/41	663	635,032
5.60%, 03/02/43	2,375	2,393,611
4.40%, 05/01/45	2,070	1,784,491
4.56%, 06/15/48	1,438	1,247,179
3.38%, 02/21/50(a)	2,029	1,467,316
4.66%, 06/15/51	3,428	2,998,115
3.00%, 01/15/52(a)	985	663,292
4.20%, 02/22/52	810	657,113
4.88%, 03/01/53	900	810,309
5.65%, 03/02/53	4,025	4,055,895
2.77%, 09/01/53	829	509,131
4.40%, 02/22/62	1,175	954,942
5.75%, 03/02/63	2,670	2,683,529
Baxalta, Inc., 5.25%, 06/23/45	602	581,332
Biogen, Inc.
5.20%, 09/15/45	950	890,948
3.15%, 05/01/50	1,387	921,414
3.25%, 02/15/51	586	398,269
Gilead Sciences, Inc.
4.60%, 09/01/35(a)	1,119	1,084,307
4.00%, 09/01/36	750	678,378
2.60%, 10/01/40	1,030	729,207
5.65%, 12/01/41	869	892,313
4.80%, 04/01/44	1,536	1,415,539
4.50%, 02/01/45(a)	1,753	1,549,006
4.75%, 03/01/46	2,118	1,929,318
4.15%, 03/01/47	1,553	1,298,077
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Gilead Sciences, Inc. (continued)
2.80%, 10/01/50	$1,294	$ 834,673
5.55%, 10/15/53(a)	1,100	1,123,874
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	691	437,019
		39,615,478
Broadline Retail — 1.1%
Alibaba Group Holding Ltd.
4.50%, 11/28/34	500	476,449
4.00%, 12/06/37	878	773,401
2.70%, 02/09/41	950	660,115
4.20%, 12/06/47(a)	1,501	1,231,494
3.15%, 02/09/51	1,366	909,026
4.40%, 12/06/57(a)	978	801,138
3.25%, 02/09/61(a)	950	604,175
Amazon.com, Inc.
4.80%, 12/05/34	1,496	1,519,768
3.88%, 08/22/37	2,129	1,929,530
2.88%, 05/12/41	1,835	1,395,778
4.95%, 12/05/44	1,513	1,505,579
4.05%, 08/22/47	3,498	3,003,504
2.50%, 06/03/50	2,279	1,432,205
3.10%, 05/12/51(a)	2,959	2,088,779
3.95%, 04/13/52	2,126	1,757,968
4.25%, 08/22/57	2,134	1,834,879
2.70%, 06/03/60	2,029	1,229,674
3.25%, 05/12/61	1,779	1,223,202
4.10%, 04/13/62	1,129	929,793
eBay, Inc.
4.00%, 07/15/42	600	491,426
3.65%, 05/10/51	813	594,728
		26,392,611
Building Products — 0.4%
Carrier Global Corp.
3.38%, 04/05/40	1,379	1,100,474
3.58%, 04/05/50	1,893	1,425,836
6.20%, 03/15/54(a)	950	1,057,367
Fortune Brands Innovations, Inc., 4.50%, 03/25/52	413	335,547
Johnson Controls International PLC
6.00%, 01/15/36	300	320,523
4.63%, 07/02/44	620	545,962
4.50%, 02/15/47	453	391,185
4.95%, 07/02/64(e)	365	324,215
Masco Corp.
4.50%, 05/15/47	350	298,462
3.13%, 02/15/51	222	147,887
Owens Corning
7.00%, 12/01/36	300	342,442
4.30%, 07/15/47	650	537,248
4.40%, 01/30/48	329	272,017
5.95%, 06/15/54	585	601,300
Precision Castparts Corp.
3.90%, 01/15/43	400	337,815
4.38%, 06/15/45	413	372,672
Trane Technologies Financing Ltd.
4.65%, 11/01/44	600	544,509
4.50%, 03/21/49	413	361,426
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48	238	203,068
		9,519,955
Security	Par (000)	Value
Capital Markets — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	$1,175	$ 943,326
CME Group, Inc.
5.30%, 09/15/43	829	853,106
4.15%, 06/15/48	750	651,406
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,000	948,355
Intercontinental Exchange, Inc.
2.65%, 09/15/40	1,279	914,070
4.25%, 09/21/48	1,363	1,148,643
3.00%, 06/15/50	1,259	848,635
4.95%, 06/15/52(a)	1,221	1,151,609
3.00%, 09/15/60	1,485	923,291
5.20%, 06/15/62	925	889,260
Jefferies Financial Group, Inc., 6.25%, 01/15/36	950	991,564
Nasdaq, Inc.
2.50%, 12/21/40	300	203,043
3.25%, 04/28/50	430	295,698
3.95%, 03/07/52	2,250	1,714,308
5.95%, 08/15/53(a)	250	259,981
6.10%, 06/28/63(a)	100	105,220
		12,841,515
Chemicals — 1.4%
Air Products and Chemicals, Inc.
2.70%, 05/15/40	783	573,878
2.80%, 05/15/50(a)	1,034	689,163
Albemarle Corp.(a)
5.45%, 12/01/44	275	251,869
5.65%, 06/01/52	450	389,430
CF Industries, Inc.
4.95%, 06/01/43	663	595,327
5.38%, 03/15/44	338	318,764
Dow Chemical Co.
4.25%, 10/01/34	378	353,047
9.40%, 05/15/39	479	652,562
5.25%, 11/15/41	826	786,071
4.38%, 11/15/42	838	714,645
4.63%, 10/01/44	400	350,172
5.55%, 11/30/48	829	809,374
4.80%, 05/15/49(a)	929	808,883
3.60%, 11/15/50	1,163	834,409
6.90%, 05/15/53	850	970,716
5.60%, 02/15/54	600	591,495
DuPont de Nemours, Inc.
5.32%, 11/15/38(a)	988	1,047,146
5.42%, 11/15/48	2,218	2,341,124
Eastman Chemical Co.
4.80%, 09/01/42	463	414,604
4.65%, 10/15/44	979	847,708
Ecolab, Inc.
3.95%, 12/01/47	500	416,086
2.13%, 08/15/50	660	379,375
2.70%, 12/15/51(a)	841	538,392
2.75%, 08/18/55(a)	700	438,679
FMC Corp.
4.50%, 10/01/49	607	477,751
6.38%, 05/18/53(a)	370	378,509
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	413	327,883
5.00%, 09/26/48	763	672,749

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Linde, Inc.
3.55%, 11/07/42	$450	$ 365,607
2.00%, 08/10/50	233	130,418
LYB International Finance BV
5.25%, 07/15/43	800	743,754
4.88%, 03/15/44	888	790,495
LYB International Finance III LLC
3.38%, 10/01/40	741	559,068
4.20%, 10/15/49	966	758,628
4.20%, 05/01/50(a)	963	750,872
3.63%, 04/01/51	1,053	743,416
3.80%, 10/01/60	405	282,074
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	895	741,469
Mosaic Co.
4.88%, 11/15/41	300	269,352
5.63%, 11/15/43(a)	520	508,963
Nutrien Ltd.
4.13%, 03/15/35	350	317,375
5.88%, 12/01/36	410	429,084
5.63%, 12/01/40	400	395,875
6.13%, 01/15/41	350	365,454
4.90%, 06/01/43	513	468,724
5.25%, 01/15/45	520	490,444
5.00%, 04/01/49	620	559,152
3.95%, 05/13/50	513	396,326
5.80%, 03/27/53	760	768,048
RPM International, Inc.
5.25%, 06/01/45	163	153,035
4.25%, 01/15/48(a)	300	255,244
Sherwin-Williams Co.
4.55%, 08/01/45	500	432,998
4.50%, 06/01/47	1,154	1,004,962
3.80%, 08/15/49	377	291,444
3.30%, 05/15/50	600	419,903
2.90%, 03/15/52	500	320,884
Westlake Corp.
2.88%, 08/15/41	295	203,616
5.00%, 08/15/46	620	555,692
4.38%, 11/15/47(a)	465	384,285
3.13%, 08/15/51	520	335,753
3.38%, 08/15/61	470	292,481
		33,454,706
Commercial Services & Supplies — 0.7%
Ford Foundation, Series 2020, 2.82%, 06/01/70	1,070	652,145
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	326	313,244
Global Payments, Inc.
4.15%, 08/15/49	843	650,112
5.95%, 08/15/52(a)	655	645,223
Massachusetts Institute of Technology, 3.89%, 07/01/2116	1,000	759,796
Moody’s Corp.
2.75%, 08/19/41	547	388,919
5.25%, 07/15/44	600	587,821
4.88%, 12/17/48	350	322,601
3.25%, 05/20/50	64	44,733
3.75%, 02/25/52	766	587,854
3.10%, 11/29/61	384	242,696
PayPal Holdings, Inc.
3.25%, 06/01/50	900	632,375
5.05%, 06/01/52	930	876,734
Security	Par (000)	Value
Commercial Services & Supplies (continued)
PayPal Holdings, Inc. (continued)
5.50%, 06/01/54	$450	$ 448,416
5.25%, 06/01/62	530	499,536
Presbyterian Healthcare Services, 4.88%, 08/01/52	108	104,411
Quanta Services, Inc., 3.05%, 10/01/41	451	326,316
Republic Services, Inc.
6.20%, 03/01/40	400	435,014
5.70%, 05/15/41	700	720,578
3.05%, 03/01/50	250	172,039
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	329	210,686
S&P Global, Inc.
3.25%, 12/01/49	545	392,105
3.70%, 03/01/52	849	659,829
2.30%, 08/15/60(a)	663	357,454
3.90%, 03/01/62	450	347,185
Trustees of Princeton University, 4.20%, 03/01/52	1,000	903,135
Verisk Analytics, Inc.
5.50%, 06/15/45	300	296,013
3.63%, 05/15/50	472	348,534
Waste Connections, Inc.
3.05%, 04/01/50	329	224,465
2.95%, 01/15/52	725	479,944
Waste Management, Inc.
2.95%, 06/01/41	570	425,044
4.10%, 03/01/45	530	453,983
4.15%, 07/15/49	663	565,743
2.50%, 11/15/50	450	278,843
		15,353,526
Communications Equipment — 0.0%
Juniper Networks, Inc., 5.95%, 03/15/41	413	420,613
Construction & Engineering — 0.0%
Valmont Industries, Inc., 5.00%, 10/01/44	429	396,195
Construction Materials — 0.1%
Lafarge SA, 7.13%, 07/15/36	400	459,074
Martin Marietta Materials, Inc.
4.25%, 12/15/47	613	512,505
3.20%, 07/15/51	925	635,106
Vulcan Materials Co.
4.50%, 06/15/47	713	615,405
4.70%, 03/01/48	400	357,134
		2,579,224
Consumer Finance — 0.0%
American Express Co., 4.05%, 12/03/42	750	649,798
Consumer Staples Distribution & Retail — 1.1%
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	580	419,046
Dollar General Corp.
4.13%, 04/03/50	354	275,058
5.50%, 11/01/52(a)	250	241,108
Dollar Tree, Inc., 3.38%, 12/01/51	329	217,613
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	400	416,994
Kroger Co.
6.90%, 04/15/38	350	402,167
5.40%, 07/15/40	500	490,858
5.15%, 08/01/43	259	242,417
3.88%, 10/15/46	513	396,471
4.45%, 02/01/47	779	661,333
4.65%, 01/15/48	313	272,117
5.40%, 01/15/49	713	690,986
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Kroger Co. (continued)
3.95%, 01/15/50	$525	$ 415,080
Sysco Corp.
5.38%, 09/21/35	350	359,000
6.60%, 04/01/40	350	385,713
4.85%, 10/01/45	397	358,882
4.50%, 04/01/46	428	368,345
4.45%, 03/15/48	413	350,218
3.30%, 02/15/50	400	280,479
6.60%, 04/01/50(a)	879	995,383
3.15%, 12/14/51	1,000	668,912
Target Corp.
6.50%, 10/15/37	400	454,549
7.00%, 01/15/38	655	781,979
4.00%, 07/01/42	900	780,678
3.63%, 04/15/46	1,052	827,142
3.90%, 11/15/47	413	336,293
2.95%, 01/15/52(a)	875	582,323
4.80%, 01/15/53(a)	925	862,317
TJX Cos., Inc., 4.50%, 04/15/50(a)	413	378,307
Walmart, Inc.
5.25%, 09/01/35	1,200	1,265,809
6.50%, 08/15/37	1,000	1,162,526
6.20%, 04/15/38	600	685,950
3.95%, 06/28/38(a)	500	463,801
5.63%, 04/01/40	1,659	1,784,395
5.00%, 10/25/40	350	352,275
5.63%, 04/15/41	550	592,822
2.50%, 09/22/41	854	609,501
4.30%, 04/22/44	300	274,969
4.05%, 06/29/48	1,493	1,279,524
2.95%, 09/24/49	675	470,434
2.65%, 09/22/51	1,492	970,353
4.50%, 09/09/52	800	731,222
4.50%, 04/15/53	1,250	1,142,073
		25,697,422
Diversified Consumer Services — 0.8%
American University, Series 2019, 3.67%, 04/01/49(a)	111	88,903
Brown University, Series A, 2.92%, 09/01/50(a)	610	431,852
California Institute of Technology
4.70%, 11/01/2111(a)	250	221,206
3.65%, 09/01/2119	1,829	1,271,642
Case Western Reserve University, Series 2022-C, 5.41%, 06/01/2122	279	275,903
Duke University
Series 2020, 2.68%, 10/01/44	225	167,271
Series 2020, 2.83%, 10/01/55(a)	1,330	895,941
Emory University, Series 2020, 2.97%, 09/01/50(a)	288	201,429
George Washington University
4.87%, 09/15/45	26	25,289
Series 2014, 4.30%, 09/15/44	163	146,674
Series 2018, 4.13%, 09/15/48	606	525,203
Georgetown University, Series 20A, 2.94%, 04/01/50(a)	27	18,782
Howard University, Series 22A, 5.21%, 10/01/52	64	58,220
Leland Stanford Junior University
3.65%, 05/01/48	620	514,040
2.41%, 06/01/50(a)	225	142,523
Massachusetts Institute of Technology
3.96%, 07/01/38(a)	1,967	1,842,534
3.07%, 04/01/52	230	168,251
5.60%, 07/01/2111	413	455,215
Security	Par (000)	Value
Diversified Consumer Services (continued)
Massachusetts Institute of Technology (continued)
4.68%, 07/01/2114(a)	$225	$ 205,483
Series F, 2.99%, 07/01/50	216	156,462
Series G, 2.29%, 07/01/51(a)	101	62,329
Northwestern University, Series 2017, 3.66%, 12/01/57	1,000	787,966
Packaging Corp. of America
4.05%, 12/15/49	538	430,165
3.05%, 10/01/51	645	435,131
President and Fellows of Harvard College
4.61%, 02/15/35(a)	500	502,496
3.15%, 07/15/46	2,113	1,609,335
2.52%, 10/15/50(a)	133	86,873
3.30%, 07/15/56	579	431,183
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(b)	750	764,880
Sonoco Products Co., 5.75%, 11/01/40	450	456,046
Thomas Jefferson University, 3.85%, 11/01/57	66	49,096
Trustees of Boston College, 3.13%, 07/01/52	413	291,838
Trustees of Princeton University(a)
5.70%, 03/01/39	413	458,236
Series 2020, 2.52%, 07/01/50	346	232,301
Trustees of the University of Pennsylvania
3.61%, 02/15/2119	103	72,499
Series 2020, 2.40%, 10/01/50	674	423,173
University of Chicago, Series C, 2.55%, 04/01/50(a)	64	43,517
University of Miami, Series 2022, 4.06%, 04/01/52(a)	500	416,129
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48(a)	28	22,082
University of Southern California
3.03%, 10/01/39	130	107,321
2.81%, 10/01/50	63	42,995
4.98%, 10/01/53(a)	315	315,045
Series 2017, 3.84%, 10/01/47	1,000	838,963
Series 21A, 2.95%, 10/01/51(a)	883	617,590
Series A, 3.23%, 10/01/2120(a)	61	38,172
Washington University
4.35%, 04/15/2122	29	24,423
Series 2022, 3.52%, 04/15/54	1,350	1,044,445
William Marsh Rice University, 3.77%, 05/15/55(a)	215	174,836
Yale University, Series 2020, 2.40%, 04/15/50(a)	113	72,573
		18,664,461
Diversified REITs — 0.8%
American Homes 4 Rent LP
3.38%, 07/15/51	450	301,806
4.30%, 04/15/52	150	118,391
American Tower Corp.
3.70%, 10/15/49	575	428,551
3.10%, 06/15/50(a)	1,028	685,136
2.95%, 01/15/51(a)	1,070	690,554
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	450	316,328
Brookfield Finance, Inc.
4.70%, 09/20/47	823	720,446
3.50%, 03/30/51(a)	881	628,836
3.63%, 02/15/52	279	198,931
5.97%, 03/04/54	815	834,627
Crown Castle, Inc.
2.90%, 04/01/41(a)	1,109	792,385
4.75%, 05/15/47(a)	350	306,120
5.20%, 02/15/49(a)	400	372,016
4.00%, 11/15/49	200	156,074
4.15%, 07/01/50	500	399,972

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Crown Castle, Inc. (continued)
3.25%, 01/15/51(a)	$925	$ 631,354
Equinix, Inc.
3.00%, 07/15/50	514	334,264
2.95%, 09/15/51	500	318,578
3.40%, 02/15/52	260	181,363
ERP Operating LP
4.50%, 07/01/44	697	608,779
4.50%, 06/01/45(a)	413	355,882
Essex Portfolio LP
4.50%, 03/15/48	300	253,993
2.65%, 09/01/50	329	193,928
Federal Realty OP LP, 4.50%, 12/01/44	400	330,700
Kimco Realty OP LLC
4.25%, 04/01/45	500	412,436
4.13%, 12/01/46	250	195,481
4.45%, 09/01/47	288	237,014
3.70%, 10/01/49(a)	413	307,305
Mid-America Apartments LP, 2.88%, 09/15/51(a)	259	165,431
Prologis LP
5.00%, 01/31/35(a)	450	449,952
4.38%, 09/15/48	496	426,450
3.05%, 03/01/50	100	67,153
3.00%, 04/15/50	700	465,141
2.13%, 10/15/50	400	218,573
5.25%, 06/15/53	885	859,166
5.25%, 03/15/54	1,125	1,088,075
Regency Centers LP
4.40%, 02/01/47(a)	413	345,315
4.65%, 03/15/49	300	255,754
Simon Property Group LP
6.75%, 02/01/40	600	666,670
3.80%, 07/15/50	829	628,360
VICI Properties LP
5.63%, 05/15/52	629	580,763
6.13%, 04/01/54	420	415,186
Weyerhaeuser Co., 4.00%, 03/09/52	350	269,478
		18,212,717
Diversified Telecommunication Services — 8.2%
America Movil SAB de C.V.
6.38%, 03/01/35	900	988,877
6.13%, 11/15/37	300	324,551
6.13%, 03/30/40	1,650	1,748,914
4.38%, 07/16/42	971	847,080
4.38%, 04/22/49(a)	1,228	1,048,803
AT&T, Inc.
4.50%, 05/15/35	2,320	2,187,031
5.25%, 03/01/37	850	849,550
4.90%, 08/15/37	575	551,036
6.30%, 01/15/38	700	761,568
6.55%, 02/15/39	300	331,837
4.85%, 03/01/39	1,100	1,037,249
5.35%, 09/01/40	550	539,600
3.50%, 06/01/41	2,300	1,809,663
5.55%, 08/15/41	500	502,491
4.30%, 12/15/42	1,350	1,157,890
3.10%, 02/01/43	1,300	964,543
4.65%, 06/01/44	405	356,089
4.35%, 06/15/45	1,250	1,060,425
4.75%, 05/15/46	2,000	1,786,241
5.15%, 11/15/46	680	648,216
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
5.65%, 02/15/47	$900	$ 917,580
5.45%, 03/01/47	300	295,750
4.50%, 03/09/48	1,850	1,567,389
4.55%, 03/09/49	850	721,259
5.15%, 02/15/50	500	467,050
3.65%, 06/01/51(a)	3,100	2,249,075
3.30%, 02/01/52(a)	800	547,076
3.50%, 09/15/53	7,214	5,042,214
3.55%, 09/15/55	6,933	4,810,052
5.70%, 03/01/57	250	250,833
3.80%, 12/01/57	5,799	4,169,016
3.65%, 09/15/59	6,136	4,238,225
3.85%, 06/01/60	1,400	1,005,152
3.50%, 02/01/61	850	574,168
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	1,085	931,875
4.30%, 07/29/49	498	415,891
3.65%, 03/17/51	500	372,454
3.20%, 02/15/52	559	380,647
3.65%, 08/15/52(a)	658	491,334
5.55%, 02/15/54	525	523,627
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35	2,013	2,013,623
5.38%, 04/01/38	829	747,013
3.50%, 06/01/41	1,579	1,092,377
3.50%, 03/01/42	1,363	931,108
6.48%, 10/23/45	2,851	2,694,684
5.38%, 05/01/47	2,043	1,687,852
5.75%, 04/01/48	2,209	1,902,609
5.13%, 07/01/49(a)	1,229	969,453
4.80%, 03/01/50	2,726	2,058,097
3.70%, 04/01/51	2,146	1,350,059
3.90%, 06/01/52	2,425	1,568,805
5.25%, 04/01/53(a)	1,602	1,293,215
6.83%, 10/23/55	463	447,271
3.85%, 04/01/61(a)	1,417	854,017
4.40%, 12/01/61	1,429	953,093
3.95%, 06/30/62	1,343	819,521
5.50%, 04/01/63	1,000	796,989
Comcast Corp.
4.20%, 08/15/34	953	894,747
5.65%, 06/15/35	900	943,694
4.40%, 08/15/35	163	154,169
3.20%, 07/15/36	1,163	966,348
6.45%, 03/15/37	350	388,026
3.90%, 03/01/38	1,213	1,056,644
4.60%, 10/15/38	1,370	1,284,050
3.25%, 11/01/39	1,579	1,248,343
3.75%, 04/01/40	1,629	1,352,399
4.65%, 07/15/42	475	433,052
4.75%, 03/01/44	308	282,438
4.60%, 08/15/45	1,036	925,948
3.40%, 07/15/46	1,413	1,048,303
4.00%, 08/15/47	1,163	938,692
3.97%, 11/01/47	2,093	1,675,527
4.00%, 03/01/48	1,163	934,454
4.70%, 10/15/48	1,836	1,658,816
4.00%, 11/01/49	2,039	1,630,407
3.45%, 02/01/50	1,750	1,269,372
2.80%, 01/15/51	1,500	948,066
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Comcast Corp. (continued)
2.89%, 11/01/51	$4,859	$ 3,112,754
2.45%, 08/15/52	1,584	917,625
4.05%, 11/01/52	1,097	873,508
5.35%, 05/15/53(a)	1,590	1,556,066
5.65%, 06/01/54	1,240	1,264,369
2.94%, 11/01/56	5,751	3,574,478
4.95%, 10/15/58	829	760,864
2.65%, 08/15/62	1,300	729,891
2.99%, 11/01/63	3,529	2,133,252
5.50%, 05/15/64	1,265	1,243,480
Grupo Televisa SAB
6.63%, 01/15/40	463	466,003
5.00%, 05/13/45(a)	850	725,497
6.13%, 01/31/46(a)	702	692,170
5.25%, 05/24/49(a)	601	535,761
Motorola Solutions, Inc., 5.50%, 09/01/44(a)	300	298,551
Orange SA
5.38%, 01/13/42	812	799,306
5.50%, 02/06/44	750	746,738
Rogers Communications, Inc.
7.50%, 08/15/38	200	238,340
4.50%, 03/15/42(a)	526	457,368
4.50%, 03/15/43	500	429,969
5.45%, 10/01/43	525	508,362
5.00%, 03/15/44	1,013	928,538
4.30%, 02/15/48	736	597,969
4.35%, 05/01/49	1,286	1,048,133
3.70%, 11/15/49(a)	979	715,315
4.55%, 03/15/52(a)	1,998	1,678,038
Telefonica Emisiones SA
7.05%, 06/20/36	1,840	2,061,126
4.67%, 03/06/38	355	321,844
5.21%, 03/08/47	2,217	2,022,811
4.90%, 03/06/48	1,182	1,029,818
5.52%, 03/01/49	1,200	1,141,216
TELUS Corp.
4.60%, 11/16/48	630	539,379
4.30%, 06/15/49	413	334,894
Time Warner Cable LLC
6.55%, 05/01/37	1,463	1,427,277
7.30%, 07/01/38	1,250	1,299,043
6.75%, 06/15/39	1,201	1,185,666
5.88%, 11/15/40	1,013	906,150
5.50%, 09/01/41	1,225	1,045,372
4.50%, 09/15/42	1,263	950,137
T-Mobile U.S., Inc.
4.38%, 04/15/40	2,211	1,959,272
3.00%, 02/15/41	1,959	1,443,554
4.50%, 04/15/50	3,050	2,607,436
3.30%, 02/15/51	2,600	1,805,721
3.40%, 10/15/52	2,809	1,969,935
5.65%, 01/15/53	1,850	1,864,591
5.75%, 01/15/54	1,200	1,225,060
6.00%, 06/15/54	1,005	1,062,501
5.50%, 01/15/55(a)	690	680,795
3.60%, 11/15/60	1,606	1,115,428
5.80%, 09/15/62	650	662,657
Verizon Communications, Inc.
4.40%, 11/01/34	1,993	1,887,463
4.27%, 01/15/36	1,300	1,209,717
5.25%, 03/16/37	800	810,233
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.81%, 03/15/39	$1,242	$ 1,182,677
2.65%, 11/20/40	3,038	2,145,788
3.40%, 03/22/41	3,886	3,046,779
2.85%, 09/03/41	1,288	926,187
3.85%, 11/01/42	163	132,874
6.55%, 09/15/43	900	1,015,019
4.13%, 08/15/46	950	788,629
4.86%, 08/21/46(a)	2,384	2,224,639
4.52%, 09/15/48	1,250	1,098,154
4.00%, 03/22/50	1,279	1,023,246
2.88%, 11/20/50(a)	2,823	1,822,526
3.55%, 03/22/51	4,249	3,127,834
3.88%, 03/01/52	1,322	1,029,840
5.50%, 02/23/54(a)	860	861,669
5.01%, 08/21/54	800	745,768
4.67%, 03/15/55	600	533,838
2.99%, 10/30/56	3,114	1,962,936
3.00%, 11/20/60(a)	2,125	1,312,361
3.70%, 03/22/61	3,387	2,445,757
Vodafone Group PLC
6.15%, 02/27/37(a)	449	486,624
5.00%, 05/30/38(a)	500	488,629
5.25%, 05/30/48(a)	1,300	1,227,419
4.88%, 06/19/49	1,643	1,464,365
4.25%, 09/17/50	1,160	934,538
5.63%, 02/10/53	1,375	1,350,602
5.75%, 06/28/54	1,675	1,660,958
5.13%, 06/19/59	496	442,869
5.75%, 02/10/63	400	390,373
5.88%, 06/28/64	1,175	1,158,229
		190,318,170
Electric Utilities — 8.9%
AEP Texas, Inc.
3.45%, 05/15/51	679	459,809
5.25%, 05/15/52	580	538,556
Series G, 4.15%, 05/01/49	300	233,301
Series H, 3.45%, 01/15/50	163	111,428
AEP Transmission Co. LLC
4.00%, 12/01/46	200	163,535
3.75%, 12/01/47	600	458,485
4.25%, 09/15/48(a)	200	164,658
3.80%, 06/15/49	829	631,369
3.15%, 09/15/49	64	43,549
5.40%, 03/15/53	500	494,157
Series M, 3.65%, 04/01/50	413	308,612
Series N, 2.75%, 08/15/51	329	204,603
Series O, 4.50%, 06/15/52	1,150	986,680
Alabama Power Co.
6.13%, 05/15/38	379	410,907
6.00%, 03/01/39	450	483,330
3.85%, 12/01/42	500	411,034
3.75%, 03/01/45	618	488,615
4.30%, 01/02/46	163	139,548
3.45%, 10/01/49	120	87,940
3.13%, 07/15/51	496	338,931
3.00%, 03/15/52	675	451,608
Series A, 4.30%, 07/15/48	500	422,567
Series B, 3.70%, 12/01/47	277	213,650
American Electric Power Co., Inc., 3.25%, 03/01/50	829	559,568
Appalachian Power Co.
7.00%, 04/01/38	400	452,668

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Appalachian Power Co. (continued)
4.40%, 05/15/44	$263	$ 217,076
4.45%, 06/01/45	350	288,857
Series Y, 4.50%, 03/01/49	350	285,698
Series Z, 3.70%, 05/01/50	825	591,059
Arizona Public Service Co.
5.05%, 09/01/41	163	152,393
4.50%, 04/01/42	829	717,070
3.75%, 05/15/46	925	700,737
4.20%, 08/15/48	63	50,378
4.25%, 03/01/49	300	241,720
3.50%, 12/01/49	511	359,562
3.35%, 05/15/50	600	416,147
2.65%, 09/15/50	250	150,038
Baltimore Gas and Electric Co.
6.35%, 10/01/36	288	314,492
3.50%, 08/15/46	579	433,218
3.75%, 08/15/47	400	307,672
4.25%, 09/15/48	250	207,432
3.20%, 09/15/49	345	237,766
2.90%, 06/15/50	221	142,614
4.55%, 06/01/52	630	544,119
5.40%, 06/01/53	710	699,623
5.65%, 06/01/54(a)	350	357,837
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	1,563	1,685,833
5.95%, 05/15/37	454	481,876
5.15%, 11/15/43	263	254,677
4.50%, 02/01/45	679	612,324
3.80%, 07/15/48	763	583,067
4.45%, 01/15/49	963	811,888
4.25%, 10/15/50	829	672,601
2.85%, 05/15/51	1,429	908,702
4.60%, 05/01/53	1,029	884,267
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	26	20,585
4.50%, 04/01/44	800	705,487
3.95%, 03/01/48	163	130,469
5.30%, 04/01/53	260	253,813
Series AC, 4.25%, 02/01/49	950	792,749
Series AD, 2.90%, 07/01/50	325	213,128
Series AF, 3.35%, 04/01/51	613	435,810
Series AH, 3.60%, 03/01/52	400	295,300
Series AJ, 4.85%, 10/01/52	500	455,040
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	300	256,146
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	280	291,462
Commonwealth Edison Co.
5.90%, 03/15/36	800	856,172
6.45%, 01/15/38(a)	350	391,012
3.80%, 10/01/42	320	260,286
4.60%, 08/15/43(a)	175	157,510
3.70%, 03/01/45	163	128,472
4.35%, 11/15/45	800	699,267
3.65%, 06/15/46	620	476,950
4.00%, 03/01/48	829	664,498
4.00%, 03/01/49(a)	829	661,907
3.00%, 03/01/50	413	272,638
5.30%, 02/01/53	440	428,829
5.65%, 06/01/54	395	404,446
Series 123, 3.75%, 08/15/47	900	703,524
Series 127, 3.20%, 11/15/49	605	415,464
Series 130, 3.13%, 03/15/51	629	425,442
Series 131, 2.75%, 09/01/51	513	317,322
Security	Par (000)	Value
Electric Utilities (continued)
Commonwealth Edison Co. (continued)
Series 133, 3.85%, 03/15/52	$659	$ 506,597
Connecticut Light and Power Co.
4.30%, 04/15/44	450	390,623
4.00%, 04/01/48	860	701,656
5.25%, 01/15/53(a)	500	492,431
Series A, 4.15%, 06/01/45	700	592,819
Constellation Energy Generation LLC
6.25%, 10/01/39	847	907,730
5.75%, 10/01/41	413	415,298
5.60%, 06/15/42	469	463,039
6.50%, 10/01/53	840	922,738
5.75%, 03/15/54	850	847,339
DTE Electric Co.
4.30%, 07/01/44	400	346,970
3.70%, 03/15/45	534	424,381
3.70%, 06/01/46	163	127,343
3.75%, 08/15/47	630	489,986
3.95%, 03/01/49	750	604,911
2.95%, 03/01/50	429	285,216
5.40%, 04/01/53	500	498,204
Series A, 4.00%, 04/01/43	347	291,015
Series A, 4.05%, 05/15/48	463	380,890
Series B, 3.25%, 04/01/51	479	336,205
Series B, 3.65%, 03/01/52	367	277,063
Duke Energy Carolinas LLC
6.10%, 06/01/37	413	440,332
6.00%, 01/15/38	900	965,399
6.05%, 04/15/38	511	546,927
5.30%, 02/15/40	713	715,050
4.25%, 12/15/41	829	716,458
4.00%, 09/30/42	1,113	922,758
3.75%, 06/01/45	500	389,275
3.88%, 03/15/46	800	635,603
3.70%, 12/01/47	413	313,930
3.95%, 03/15/48	329	261,084
3.20%, 08/15/49	769	533,905
3.45%, 04/15/51	225	162,551
3.55%, 03/15/52	892	649,433
5.35%, 01/15/53	750	739,038
5.40%, 01/15/54	1,032	1,021,181
Duke Energy Corp.
3.30%, 06/15/41	279	209,295
4.80%, 12/15/45	463	408,169
3.75%, 09/01/46	1,493	1,125,289
3.95%, 08/15/47	413	316,859
4.20%, 06/15/49	413	327,346
3.50%, 06/15/51	829	579,293
5.00%, 08/15/52	1,050	942,195
6.10%, 09/15/53(a)	675	706,338
5.80%, 06/15/54	600	600,364
Duke Energy Florida LLC
6.35%, 09/15/37	450	494,522
6.40%, 06/15/38	1,100	1,213,974
5.65%, 04/01/40	300	308,590
3.40%, 10/01/46	863	624,145
3.00%, 12/15/51(a)	425	277,975
5.95%, 11/15/52	525	552,410
6.20%, 11/15/53	375	409,872
Duke Energy Indiana LLC
6.12%, 10/15/35	500	539,738
6.35%, 08/15/38	275	301,831
6.45%, 04/01/39	200	222,016
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Indiana LLC (continued)
3.75%, 05/15/46	$513	$ 397,823
2.75%, 04/01/50	500	311,445
5.40%, 04/01/53	450	440,918
Series WWW, 4.90%, 07/15/43	163	150,513
Series YYY, 3.25%, 10/01/49	800	552,201
Duke Energy Ohio, Inc.
3.70%, 06/15/46	163	123,571
4.30%, 02/01/49	300	248,089
5.65%, 04/01/53	125	125,769
5.55%, 03/15/54	275	275,252
Duke Energy Progress LLC
6.30%, 04/01/38	300	328,609
4.10%, 05/15/42	922	774,328
4.10%, 03/15/43	863	718,167
4.38%, 03/30/44	326	280,572
4.15%, 12/01/44	413	342,286
4.20%, 08/15/45	963	802,925
3.70%, 10/15/46	238	182,272
3.60%, 09/15/47	829	621,902
2.50%, 08/15/50	413	245,981
2.90%, 08/15/51	576	370,286
4.00%, 04/01/52	100	78,471
5.35%, 03/15/53	300	292,254
El Paso Electric Co., 6.00%, 05/15/35	413	427,400
Emera U.S. Finance LP, 4.75%, 06/15/46	988	832,261
Entergy Arkansas LLC
4.20%, 04/01/49	350	284,645
2.65%, 06/15/51	975	585,973
3.35%, 06/15/52	288	199,322
5.75%, 06/01/54	250	255,768
Entergy Corp., 3.75%, 06/15/50	464	337,918
Entergy Louisiana LLC
3.10%, 06/15/41	400	295,480
4.95%, 01/15/45	350	311,390
4.20%, 09/01/48	913	738,509
4.20%, 04/01/50	829	669,102
2.90%, 03/15/51	493	310,685
4.75%, 09/15/52	500	441,657
5.70%, 03/15/54	650	658,679
Entergy Mississippi LLC
3.85%, 06/01/49	413	314,710
3.50%, 06/01/51	325	231,607
5.85%, 06/01/54	275	283,897
Entergy Texas, Inc.
4.50%, 03/30/39	400	365,636
3.55%, 09/30/49	380	276,280
5.00%, 09/15/52	200	182,956
5.80%, 09/01/53(a)	325	334,298
Evergy Kansas Central, Inc.
4.13%, 03/01/42	575	486,865
4.10%, 04/01/43(a)	350	292,124
4.25%, 12/01/45	211	177,507
3.25%, 09/01/49	413	285,049
3.45%, 04/15/50	413	291,715
5.70%, 03/15/53	345	348,281
Evergy Metro, Inc.
5.30%, 10/01/41(a)	340	332,847
4.20%, 06/15/47	250	206,603
Series 2019, 4.13%, 04/01/49	550	439,427
Eversource Energy, 3.45%, 01/15/50	629	446,930
Exelon Corp.
4.95%, 06/15/35	300	288,347
Security	Par (000)	Value
Electric Utilities (continued)
Exelon Corp. (continued)
5.63%, 06/15/35	$300	$ 309,434
5.10%, 06/15/45	763	712,761
4.45%, 04/15/46	600	512,378
4.70%, 04/15/50	713	622,549
4.10%, 03/15/52	959	758,421
5.60%, 03/15/53	1,025	1,016,292
FirstEnergy Corp.
Series C, 4.85%, 07/15/47	500	439,031
Series C, 3.40%, 03/01/50	750	519,086
Florida Power & Light Co.
4.95%, 06/01/35(a)	830	833,836
5.95%, 02/01/38	800	864,734
5.96%, 04/01/39	250	270,005
5.69%, 03/01/40	413	430,049
5.25%, 02/01/41	413	414,064
4.13%, 02/01/42	413	358,942
4.05%, 06/01/42	700	598,148
3.80%, 12/15/42	400	329,591
4.05%, 10/01/44(a)	620	524,431
3.70%, 12/01/47	829	649,241
3.95%, 03/01/48	963	783,497
4.13%, 06/01/48	413	342,597
3.99%, 03/01/49	513	419,498
3.15%, 10/01/49	733	514,740
2.88%, 12/04/51	1,200	788,159
5.30%, 04/01/53(a)	695	689,787
5.60%, 06/15/54	545	568,126
Georgia Power Co.
4.30%, 03/15/42	1,229	1,072,707
4.30%, 03/15/43	340	290,181
5.13%, 05/15/52	1,030	988,022
Series 2010-C, 4.75%, 09/01/40	100	92,373
Series A, 3.25%, 03/15/51	775	541,901
Series B, 3.70%, 01/30/50	829	632,549
Iberdrola International BV, 6.75%, 07/15/36(a)	300	344,563
Idaho Power Co.
5.50%, 03/15/53	220	215,045
5.80%, 04/01/54	521	531,415
Series K, 4.20%, 03/01/48	400	323,207
Indiana Michigan Power Co.
6.05%, 03/15/37(a)	513	545,863
4.25%, 08/15/48	263	214,375
3.25%, 05/01/51	400	271,659
5.63%, 04/01/53	305	306,474
Series K, 4.55%, 03/15/46	96	82,958
Series L, 3.75%, 07/01/47	829	627,324
Interstate Power and Light Co.
6.25%, 07/15/39	260	276,944
3.70%, 09/15/46	363	273,595
3.50%, 09/30/49	477	342,972
3.10%, 11/30/51	355	231,709
ITC Holdings Corp., 5.30%, 07/01/43	200	188,500
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42(a)	633	605,787
Kentucky Utilities Co.
5.13%, 11/01/40	850	821,990
4.38%, 10/01/45	829	702,177
3.30%, 06/01/50	475	332,356
Louisville Gas and Electric Co., 4.25%, 04/01/49	454	369,571
MidAmerican Energy Co.
5.80%, 10/15/36	300	319,206
4.80%, 09/15/43	163	151,343

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
MidAmerican Energy Co. (continued)
4.40%, 10/15/44	$829	$ 723,090
4.25%, 05/01/46	300	254,646
3.95%, 08/01/47	400	321,074
3.65%, 08/01/48	413	317,428
4.25%, 07/15/49	943	796,450
3.15%, 04/15/50(a)	613	423,876
2.70%, 08/01/52	225	139,670
5.85%, 09/15/54(a)	800	842,400
5.30%, 02/01/55	545	533,063
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	363	304,355
Series B, 3.10%, 07/30/51(a)	413	268,795
National Grid USA, 5.80%, 04/01/35	300	307,454
Nevada Power Co.
6.00%, 03/15/54	450	470,589
Series EE, 3.13%, 08/01/50(a)	329	217,884
Series GG, 5.90%, 05/01/53	100	102,886
Series N, 6.65%, 04/01/36	600	663,181
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/52(a)	454	294,745
5.25%, 02/28/53	950	903,485
5.55%, 03/15/54	950	938,959
Northern States Power Co.
6.20%, 07/01/37	400	440,698
5.35%, 11/01/39	350	352,923
3.40%, 08/15/42	130	101,201
4.13%, 05/15/44	250	211,157
4.00%, 08/15/45	250	203,020
3.60%, 05/15/46	500	382,268
3.60%, 09/15/47	953	720,420
2.90%, 03/01/50	366	241,559
2.60%, 06/01/51	700	431,998
3.20%, 04/01/52	145	100,332
4.50%, 06/01/52	626	543,951
5.10%, 05/15/53(a)	850	806,465
5.40%, 03/15/54	720	716,202
5.65%, 06/15/54	250	256,734
NSTAR Electric Co.
5.50%, 03/15/40	100	101,750
4.40%, 03/01/44	250	218,362
3.10%, 06/01/51	250	168,991
4.55%, 06/01/52	381	331,035
4.95%, 09/15/52	225	208,372
Oglethorpe Power Corp.
5.95%, 11/01/39	350	358,994
5.38%, 11/01/40	300	285,115
4.50%, 04/01/47	479	399,166
5.05%, 10/01/48	829	743,543
3.75%, 08/01/50	163	119,774
6.20%, 12/01/53	425	446,786
Ohio Edison Co., 6.88%, 07/15/36(a)	300	343,081
Ohio Power Co.
4.15%, 04/01/48	1,004	797,256
Series R, 2.90%, 10/01/51	609	382,146
Oklahoma Gas and Electric Co.
4.15%, 04/01/47	450	369,303
3.85%, 08/15/47	150	117,319
5.60%, 04/01/53	270	271,498
Oncor Electric Delivery Co. LLC
5.25%, 09/30/40	163	161,287
4.55%, 12/01/41	350	317,359
5.30%, 06/01/42	295	289,593
Security	Par (000)	Value
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC (continued)
3.75%, 04/01/45	$563	$ 445,505
3.80%, 09/30/47	104	81,922
4.10%, 11/15/48(a)	413	338,831
3.80%, 06/01/49	429	334,938
3.10%, 09/15/49	909	621,999
3.70%, 05/15/50	470	356,655
2.70%, 11/15/51	626	386,206
4.60%, 06/01/52	500	438,358
4.95%, 09/15/52	800	742,574
5.35%, 10/01/52	300	293,542
5.55%, 06/15/54(b)	700	707,542
Pacific Gas and Electric Co.
4.50%, 07/01/40	2,084	1,772,335
3.30%, 08/01/40	941	688,625
4.20%, 06/01/41	712	571,306
4.45%, 04/15/42	625	510,674
3.75%, 08/15/42	350	260,834
4.60%, 06/15/43	475	396,686
4.75%, 02/15/44	613	515,499
4.30%, 03/15/45	476	374,089
4.25%, 03/15/46	425	330,726
4.00%, 12/01/46	510	379,885
3.95%, 12/01/47	655	484,433
4.95%, 07/01/50(a)	2,971	2,530,365
3.50%, 08/01/50	1,745	1,180,382
5.25%, 03/01/52	543	478,957
6.75%, 01/15/53	1,530	1,641,060
6.70%, 04/01/53	665	712,982
PacifiCorp.
5.25%, 06/15/35(a)	163	163,415
5.75%, 04/01/37	500	512,930
6.25%, 10/15/37	700	743,733
6.35%, 07/15/38	243	259,643
6.00%, 01/15/39	500	521,087
4.10%, 02/01/42	263	211,540
4.13%, 01/15/49	829	652,044
4.15%, 02/15/50	763	600,220
3.30%, 03/15/51	550	366,956
2.90%, 06/15/52	926	564,330
5.35%, 12/01/53	1,150	1,069,469
5.50%, 05/15/54	1,135	1,080,227
5.80%, 01/15/55(a)	1,550	1,537,701
PECO Energy Co.
5.95%, 10/01/36	260	281,262
3.90%, 03/01/48	829	658,715
3.00%, 09/15/49	126	86,545
2.80%, 06/15/50	100	64,081
3.05%, 03/15/51	57	38,225
2.85%, 09/15/51	243	155,559
4.60%, 05/15/52	300	263,327
4.38%, 08/15/52	200	169,095
Potomac Electric Power Co.
6.50%, 11/15/37	450	509,672
4.15%, 03/15/43	563	477,865
5.50%, 03/15/54	300	302,140
PPL Electric Utilities Corp.
6.25%, 05/15/39(a)	250	277,216
4.75%, 07/15/43	163	150,133
4.15%, 10/01/45	300	255,483
3.95%, 06/01/47	400	326,090
4.15%, 06/15/48	500	417,349
3.00%, 10/01/49	110	75,195
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
PPL Electric Utilities Corp. (continued)
5.25%, 05/15/53	$500	$ 491,159
Progress Energy, Inc., 6.00%, 12/01/39	800	831,869
Public Service Co. of Colorado
3.60%, 09/15/42	163	125,454
3.80%, 06/15/47	829	629,803
4.10%, 06/15/48	300	236,193
4.05%, 09/15/49	829	647,590
5.25%, 04/01/53	750	709,453
5.75%, 05/15/54	625	637,794
Series 34, 3.20%, 03/01/50	450	305,411
Series 36, 2.70%, 01/15/51	660	399,544
Series 39, 4.50%, 06/01/52	500	419,544
Public Service Co. of New Hampshire
3.60%, 07/01/49	229	173,489
5.15%, 01/15/53	275	264,590
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51(a)	130	86,001
Sierra Pacific Power Co., 5.90%, 03/15/54	550	570,891
Southern California Edison Co.
5.63%, 02/01/36	300	308,015
6.05%, 03/15/39	700	741,489
5.50%, 03/15/40	400	400,977
4.50%, 09/01/40	804	711,140
4.05%, 03/15/42	340	279,567
4.65%, 10/01/43	1,038	920,858
4.00%, 04/01/47	1,779	1,406,869
3.65%, 02/01/50	1,279	942,692
3.45%, 02/01/52	580	407,581
5.70%, 03/01/53	465	467,826
5.88%, 12/01/53	570	586,277
5.75%, 04/15/54(a)	450	457,065
Series 05-E, 5.35%, 07/15/35	300	304,662
Series 13-A, 3.90%, 03/15/43	207	166,331
Series 2004-G, 5.75%, 04/01/35(a)	300	312,749
Series 2008-A, 5.95%, 02/01/38	413	432,643
Series 20A, 2.95%, 02/01/51	1,000	645,852
Series B, 4.88%, 03/01/49	563	503,235
Series C, 3.60%, 02/01/45	163	122,687
Series C, 4.13%, 03/01/48	1,279	1,026,298
Series E, 5.45%, 06/01/52	243	236,447
Series H, 3.65%, 06/01/51	629	457,877
Southern Co.
4.25%, 07/01/36	550	500,752
4.40%, 07/01/46	1,920	1,651,728
Southern Power Co.
5.15%, 09/15/41	725	683,959
5.25%, 07/15/43	413	388,673
Series F, 4.95%, 12/15/46	329	293,427
Southwestern Electric Power Co.
6.20%, 03/15/40	300	317,141
3.25%, 11/01/51	479	313,777
Series F, 3.90%, 04/01/45	340	259,019
Series L, 3.85%, 02/01/48	413	305,632
Southwestern Public Service Co.
4.50%, 08/15/41	300	259,699
3.40%, 08/15/46	100	69,347
3.70%, 08/15/47	413	302,310
3.75%, 06/15/49	429	318,681
6.00%, 06/01/54	500	511,168
Series 8, 3.15%, 05/01/50	454	298,806
Security	Par (000)	Value
Electric Utilities (continued)
Tampa Electric Co.
4.10%, 06/15/42	$113	$ 94,974
4.35%, 05/15/44	300	254,676
4.30%, 06/15/48	329	274,430
4.45%, 06/15/49	961	831,322
3.63%, 06/15/50	300	221,266
3.45%, 03/15/51	100	71,067
5.00%, 07/15/52(a)	175	162,767
Toledo Edison Co., 6.15%, 05/15/37	276	299,756
Tucson Electric Power Co.
4.85%, 12/01/48(a)	163	145,694
4.00%, 06/15/50	500	389,965
3.25%, 05/01/51	130	88,620
5.50%, 04/15/53	250	245,498
Union Electric Co.
5.30%, 08/01/37(a)	300	306,399
8.45%, 03/15/39	300	390,848
3.90%, 09/15/42	340	280,586
3.65%, 04/15/45	285	220,797
4.00%, 04/01/48	454	363,007
3.25%, 10/01/49(a)	413	288,705
2.63%, 03/15/51	500	306,121
3.90%, 04/01/52	629	495,993
5.45%, 03/15/53	550	541,729
5.25%, 01/15/54	350	335,569
Virginia Electric and Power Co.
6.35%, 11/30/37	550	600,132
8.88%, 11/15/38	950	1,273,767
4.00%, 01/15/43	638	525,864
4.45%, 02/15/44	538	468,854
4.60%, 12/01/48	724	630,302
3.30%, 12/01/49	209	144,939
2.45%, 12/15/50	1,066	621,214
2.95%, 11/15/51	1,013	653,485
5.45%, 04/01/53	735	725,486
5.70%, 08/15/53	450	460,430
5.35%, 01/15/54(a)	575	561,404
Series A, 6.00%, 05/15/37	963	1,020,695
Series B, 6.00%, 01/15/36	829	883,036
Series B, 4.20%, 05/15/45	300	251,039
Series B, 3.80%, 09/15/47	663	509,519
Series C, 4.00%, 11/15/46	425	340,287
Series C, 4.63%, 05/15/52	529	460,908
Series D, 4.65%, 08/15/43	413	370,649
Wisconsin Electric Power Co.
5.70%, 12/01/36	500	534,167
4.30%, 10/15/48	270	228,426
Wisconsin Power and Light Co., 6.38%, 08/15/37	200	218,073
Wisconsin Public Service Corp.
3.67%, 12/01/42(a)	100	80,803
4.75%, 11/01/44(a)	400	370,552
3.30%, 09/01/49(a)	516	369,663
2.85%, 12/01/51	153	97,754
Xcel Energy, Inc.
6.50%, 07/01/36	650	701,470
3.50%, 12/01/49	530	371,993
		205,781,429
Electrical Equipment — 0.2%
Eaton Corp.
4.15%, 11/02/42	913	797,153
4.70%, 08/23/52	900	830,621

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Equipment (continued)
Emerson Electric Co.
5.25%, 11/15/39	$250	$ 257,702
2.75%, 10/15/50	829	545,176
2.80%, 12/21/51(a)	857	556,154
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/41	913	683,715
3.13%, 02/15/42	463	335,331
3.25%, 11/30/51	500	337,508
		4,343,360
Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.
4.70%, 03/15/37	100	95,142
5.75%, 08/15/40	350	356,421
4.75%, 03/15/42	550	501,692
5.35%, 11/15/48	620	599,979
3.90%, 11/15/49	163	126,930
4.38%, 11/15/57	695	558,831
5.85%, 11/15/68	296	297,430
5.45%, 11/15/79(a)	963	914,349
Fortive Corp., 4.30%, 06/15/46	675	573,956
Honeywell International, Inc.
5.00%, 03/01/35(a)	1,650	1,670,014
5.70%, 03/15/36	450	482,029
5.70%, 03/15/37	400	427,420
5.38%, 03/01/41	400	406,900
3.81%, 11/21/47	413	334,084
2.80%, 06/01/50	759	514,494
5.25%, 03/01/54	1,625	1,612,338
5.35%, 03/01/64	625	622,560
Tyco Electronics Group SA, 7.13%, 10/01/37	325	386,318
		10,480,887
Energy Equipment & Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,026	999,183
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc., 4.08%, 12/15/47	1,243	1,028,450
Halliburton Co.
4.85%, 11/15/35	829	813,579
6.70%, 09/15/38	400	451,538
7.45%, 09/15/39(a)	930	1,127,657
4.50%, 11/15/41	450	396,338
4.75%, 08/01/43	836	754,211
5.00%, 11/15/45	1,709	1,590,238
		7,161,194
Entertainment — 1.1%
Electronic Arts, Inc., 2.95%, 02/15/51	571	382,463
Meta Platforms, Inc.
4.45%, 08/15/52	2,574	2,261,115
5.60%, 05/15/53	2,245	2,336,045
4.65%, 08/15/62	1,425	1,257,688
5.75%, 05/15/63	1,590	1,669,828
Netflix, Inc., 5.40%, 08/15/54	300	303,078
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	500	445,921
3.70%, 12/01/42	500	406,633
4.13%, 06/01/44	813	695,346
3.00%, 07/30/46	600	421,861
Series E, 4.13%, 12/01/41	513	444,694
Walt Disney Co.
6.20%, 12/15/34	788	873,081
6.40%, 12/15/35	903	1,012,445
Security	Par (000)	Value
Entertainment (continued)
Walt Disney Co. (continued)
6.65%, 11/15/37	$1,086	$ 1,249,524
4.63%, 03/23/40(a)	854	809,316
3.50%, 05/13/40	1,500	1,224,552
6.15%, 02/15/41	650	713,372
5.40%, 10/01/43	650	656,499
4.75%, 09/15/44	413	383,260
4.95%, 10/15/45	450	422,149
7.75%, 12/01/45	250	324,855
4.75%, 11/15/46	373	345,717
2.75%, 09/01/49(a)	1,879	1,226,508
4.70%, 03/23/50(a)	1,552	1,437,139
3.60%, 01/13/51	2,574	1,968,091
3.80%, 05/13/60(a)	1,364	1,035,455
		24,306,635
Environmental, Maintenance & Security Service — 0.0%
Nature Conservancy, Series A, 3.96%, 03/01/52	66	55,592
Financial Services — 1.2%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	66	43,976
Apollo Global Management, Inc., 5.80%, 05/21/54	500	504,129
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	700	758,109
4.40%, 05/15/42	676	633,042
4.30%, 05/15/43	563	509,515
4.20%, 08/15/48	2,084	1,812,379
4.25%, 01/15/49	1,879	1,650,492
2.85%, 10/15/50	1,804	1,203,258
2.50%, 01/15/51	628	395,709
3.85%, 03/15/52(a)	2,567	2,053,941
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	911	875,934
Corebridge Financial, Inc.
4.35%, 04/05/42	525	447,851
4.40%, 04/05/52	1,155	935,910
DH Europe Finance II SARL
3.25%, 11/15/39	954	776,098
3.40%, 11/15/49	958	709,213
Equitable Holdings, Inc., 5.00%, 04/20/48	817	750,350
Franklin Resources, Inc., 2.95%, 08/12/51(a)	225	145,371
Invesco Finance PLC, 5.38%, 11/30/43	513	499,352
Jackson Financial, Inc., 4.00%, 11/23/51	400	285,917
Legg Mason, Inc., 5.63%, 01/15/44	516	514,553
Mastercard, Inc.
3.80%, 11/21/46	550	451,052
3.95%, 02/26/48	450	374,843
3.65%, 06/01/49	963	756,190
3.85%, 03/26/50	1,444	1,173,562
2.95%, 03/15/51	704	481,063
National Rural Utilities Cooperative Finance Corp.
4.40%, 11/01/48(a)	270	231,708
4.30%, 03/15/49	588	493,419
Raymond James Financial, Inc.
4.95%, 07/15/46	663	615,861
3.75%, 04/01/51	775	584,099
Visa, Inc.
4.15%, 12/14/35(a)	1,413	1,355,366
2.70%, 04/15/40	829	621,905
4.30%, 12/14/45	3,250	2,904,055
3.65%, 09/15/47	676	541,426
2.00%, 08/15/50(a)	1,736	1,007,173
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Voya Financial, Inc.
5.70%, 07/15/43	$413	$ 405,612
4.80%, 06/15/46	255	221,938
Western Union Co., 6.20%, 11/17/36(a)	433	451,053
		28,175,424
Food Products — 1.3%
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36	600	583,274
4.63%, 02/01/44	713	652,361
4.90%, 02/01/46	1,538	1,446,833
Archer-Daniels-Midland Co.
5.38%, 09/15/35	700	728,090
4.54%, 03/26/42	350	312,414
4.02%, 04/16/43	59	48,645
3.75%, 09/15/47(a)	354	274,264
4.50%, 03/15/49	829	724,524
2.70%, 09/15/51(a)	600	381,002
Campbell Soup Co.
4.80%, 03/15/48	620	552,016
3.13%, 04/24/50	390	260,263
Conagra Brands, Inc.
5.30%, 11/01/38	829	806,499
5.40%, 11/01/48(a)	823	780,844
General Mills, Inc.
5.40%, 06/15/40	800	794,114
4.70%, 04/17/48(a)	400	357,603
3.00%, 02/01/51(a)	371	243,769
Hershey Co.
3.13%, 11/15/49	413	290,875
2.65%, 06/01/50	300	190,709
Hormel Foods Corp., 3.05%, 06/03/51	413	281,669
Ingredion, Inc., 3.90%, 06/01/50	413	315,364
J.M. Smucker Co.
4.25%, 03/15/35	613	565,775
2.75%, 09/15/41	200	136,362
6.50%, 11/15/43	650	702,761
4.38%, 03/15/45	563	485,988
3.55%, 03/15/50	330	234,216
6.50%, 11/15/53(a)	1,005	1,114,367
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%, 02/02/52	800	605,131
6.50%, 12/01/52	1,625	1,644,410
7.25%, 11/15/53(b)	700	773,825
Kellanova
4.50%, 04/01/46	478	410,955
5.75%, 05/16/54	275	279,047
Kraft Heinz Foods Co.
5.00%, 07/15/35	671	669,972
6.88%, 01/26/39	813	927,357
4.63%, 10/01/39	338	308,668
6.50%, 02/09/40	421	459,665
5.00%, 06/04/42	1,287	1,194,185
5.20%, 07/15/45	1,478	1,391,980
4.38%, 06/01/46	2,652	2,225,831
4.88%, 10/01/49	1,437	1,282,741
5.50%, 06/01/50	763	745,670
Kroger Co., 5.00%, 04/15/42	250	233,527
McCormick & Co., Inc., 4.20%, 08/15/47(a)	360	307,600
Mondelez International, Inc., 2.63%, 09/04/50	955	591,174
Tyson Foods, Inc.
4.88%, 08/15/34(a)	375	363,546
Security	Par (000)	Value
Food Products (continued)
Tyson Foods, Inc. (continued)
5.15%, 08/15/44	$338	$ 306,129
4.55%, 06/02/47	763	631,213
5.10%, 09/28/48	1,368	1,227,587
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	704	462,329
		30,307,143
Gas Utilities — 1.4%
Atmos Energy Corp.
4.15%, 01/15/43	276	237,469
4.13%, 10/15/44	640	542,197
4.30%, 10/01/48	538	455,339
4.13%, 03/15/49	315	256,699
3.38%, 09/15/49	520	372,088
2.85%, 02/15/52	650	415,573
5.75%, 10/15/52(a)	500	518,110
6.20%, 11/15/53(a)	550	607,448
Boardwalk Pipelines LP, 5.63%, 08/01/34	500	504,677
CenterPoint Energy Resources Corp.
5.85%, 01/15/41	163	167,565
4.10%, 09/01/47	330	266,005
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	763	620,094
DCP Midstream Operating LP, 5.60%, 04/01/44	350	339,620
Enterprise Products Operating LLC
6.13%, 10/15/39	600	648,540
6.45%, 09/01/40	600	661,371
5.95%, 02/01/41	597	627,596
4.85%, 08/15/42	700	649,772
4.45%, 02/15/43	1,308	1,153,374
4.85%, 03/15/44	1,529	1,413,683
5.10%, 02/15/45	1,186	1,132,943
4.90%, 05/15/46	911	842,505
4.25%, 02/15/48	1,279	1,074,235
4.80%, 02/01/49	1,329	1,208,895
4.20%, 01/31/50	1,378	1,144,489
3.70%, 01/31/51	1,025	779,443
3.20%, 02/15/52	1,204	825,025
3.30%, 02/15/53	981	681,065
4.95%, 10/15/54(a)	300	276,133
3.95%, 01/31/60	1,000	760,465
Series H, 6.65%, 10/15/34	300	337,305
NiSource, Inc.
5.95%, 06/15/41	319	328,373
5.25%, 02/15/43	401	379,821
4.80%, 02/15/44	763	684,849
5.65%, 02/01/45	428	424,401
4.38%, 05/15/47	963	801,795
3.95%, 03/30/48	775	601,883
5.00%, 06/15/52	450	411,324
ONE Gas, Inc.
4.66%, 02/01/44	563	503,951
4.50%, 11/01/48	350	301,119
Piedmont Natural Gas Co., Inc.
4.65%, 08/01/43	255	226,478
3.64%, 11/01/46(a)	255	187,716
3.35%, 06/01/50	329	225,116
5.05%, 05/15/52	325	292,715
Southern California Gas Co.
3.75%, 09/15/42	600	477,805
6.35%, 11/15/52	425	472,769
5.75%, 06/01/53	520	534,287
5.60%, 04/01/54	400	405,653

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas Utilities (continued)
Southern California Gas Co. (continued)
Series UU, 4.13%, 06/01/48	$413	$ 331,848
Series VV, 4.30%, 01/15/49	404	332,960
Series WW, 3.95%, 02/15/50	350	273,399
Southern Co. Gas Capital Corp.
5.88%, 03/15/41	550	569,439
4.40%, 06/01/43	261	221,852
3.95%, 10/01/46	620	483,012
4.40%, 05/30/47	450	375,310
Series 21A, 3.15%, 09/30/51	495	320,090
Southwest Gas Corp.
4.15%, 06/01/49	100	78,014
3.18%, 08/15/51	345	224,200
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41	400	395,189
4.45%, 08/01/42	163	144,556
4.60%, 03/15/48	780	676,564
3.95%, 05/15/50	413	319,513
Washington Gas Light Co.
3.65%, 09/15/49(a)	413	311,438
Series K, 3.80%, 09/15/46	350	272,140
		32,109,302
Ground Transportation — 3.3%
Burlington Northern Santa Fe LLC
6.20%, 08/15/36	250	277,358
6.15%, 05/01/37	650	721,104
5.75%, 05/01/40	750	787,424
5.05%, 03/01/41	450	437,558
5.40%, 06/01/41	500	505,407
4.95%, 09/15/41	250	240,953
4.40%, 03/15/42	397	357,262
4.38%, 09/01/42	563	501,721
4.45%, 03/15/43	930	835,677
5.15%, 09/01/43	713	701,638
4.90%, 04/01/44	1,013	963,295
4.55%, 09/01/44	813	734,352
4.15%, 04/01/45	1,013	863,033
4.70%, 09/01/45	338	310,280
3.90%, 08/01/46	609	494,785
4.13%, 06/15/47	763	641,072
4.05%, 06/15/48	829	686,809
4.15%, 12/15/48	913	764,860
3.55%, 02/15/50	931	705,440
3.05%, 02/15/51	329	224,516
3.30%, 09/15/51	829	593,878
2.88%, 06/15/52	575	374,920
4.45%, 01/15/53	1,000	876,462
5.20%, 04/15/54(a)	1,510	1,482,926
5.50%, 03/15/55	1,060	1,087,462
Canadian National Railway Co.
6.25%, 08/01/34	400	445,172
6.20%, 06/01/36	450	498,645
6.38%, 11/15/37(a)	250	280,976
3.20%, 08/02/46	585	433,364
3.65%, 02/03/48	593	469,589
2.45%, 05/01/50	724	446,560
4.40%, 08/05/52	793	699,831
6.13%, 11/01/53(a)	310	352,828
Canadian Pacific Railway Co.
4.80%, 09/15/35	163	158,405
5.95%, 05/15/37	500	530,061
Security	Par (000)	Value
Ground Transportation (continued)
Canadian Pacific Railway Co. (continued)
3.00%, 12/02/41	$992	$ 873,531
4.30%, 05/15/43	400	348,189
4.80%, 08/01/45	519	478,657
4.95%, 08/15/45(a)	450	420,111
4.70%, 05/01/48	513	455,293
3.50%, 05/01/50	463	342,411
3.10%, 12/02/51(a)	1,692	1,151,398
4.20%, 11/15/69	377	295,330
6.13%, 09/15/2115	963	1,004,116
CSX Corp.
6.00%, 10/01/36	300	326,416
6.15%, 05/01/37	650	714,557
6.22%, 04/30/40	550	601,264
5.50%, 04/15/41	500	509,658
4.75%, 05/30/42	1,011	941,698
4.10%, 03/15/44	750	634,997
3.80%, 11/01/46	750	597,644
4.30%, 03/01/48	995	850,822
4.75%, 11/15/48	450	410,544
4.50%, 03/15/49	429	375,005
3.35%, 09/15/49	590	425,676
3.80%, 04/15/50	554	434,593
3.95%, 05/01/50	571	461,385
2.50%, 05/15/51	425	257,829
4.50%, 11/15/52(a)	650	571,852
4.50%, 08/01/54	413	362,012
4.25%, 11/01/66	663	530,035
4.65%, 03/01/68	413	356,397
FedEx Corp.
3.90%, 02/01/35	423	386,116
3.25%, 05/15/41	708	531,623
3.88%, 08/01/42	500	400,088
4.10%, 04/15/43	500	409,200
5.10%, 01/15/44	650	608,006
4.10%, 02/01/45	600	484,429
4.75%, 11/15/45	1,146	1,012,066
4.55%, 04/01/46	1,095	937,270
4.40%, 01/15/47	763	636,964
4.05%, 02/15/48	1,403	1,112,905
4.95%, 10/17/48	704	639,049
5.25%, 05/15/50(a)	1,229	1,169,160
Norfolk Southern Corp.
4.84%, 10/01/41(a)	600	560,782
3.95%, 10/01/42	626	517,199
4.45%, 06/15/45	563	490,606
4.65%, 01/15/46	525	469,039
3.94%, 11/01/47	745	592,514
4.15%, 02/28/48	713	588,448
4.10%, 05/15/49	400	324,296
3.40%, 11/01/49	476	342,522
3.05%, 05/15/50	875	587,537
2.90%, 08/25/51	626	401,038
4.05%, 08/15/52	829	660,098
3.70%, 03/15/53	272	202,041
4.55%, 06/01/53	675	582,558
5.35%, 08/01/54(a)	900	881,040
3.16%, 05/15/55	854	556,933
5.95%, 03/15/64	525	553,427
4.10%, 05/15/2121	579	424,247
Union Pacific Corp.
3.38%, 02/01/35	413	363,460
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
Union Pacific Corp. (continued)
2.89%, 04/06/36(a)	$700	$ 581,258
3.60%, 09/15/37	436	376,392
3.55%, 08/15/39	500	420,929
3.20%, 05/20/41	925	719,921
3.38%, 02/14/42	493	388,588
4.05%, 11/15/45(a)	163	135,952
4.05%, 03/01/46	466	387,673
4.00%, 04/15/47	500	411,595
4.50%, 09/10/48	413	365,285
4.30%, 03/01/49	550	467,986
3.25%, 02/05/50	1,711	1,229,541
3.80%, 10/01/51	1,013	800,105
2.95%, 03/10/52	736	490,595
4.95%, 09/09/52	550	527,014
3.50%, 02/14/53(a)	1,316	977,320
4.95%, 05/15/53	625	598,887
3.88%, 02/01/55	400	311,974
3.95%, 08/15/59	645	498,483
3.84%, 03/20/60	1,876	1,424,023
3.55%, 05/20/61	477	339,041
2.97%, 09/16/62(a)	1,000	614,467
5.15%, 01/20/63	200	190,280
4.10%, 09/15/67	400	312,423
3.75%, 02/05/70	650	468,925
3.80%, 04/06/71	1,159	842,589
3.85%, 02/14/72	451	332,830
United Parcel Service, Inc.
6.20%, 01/15/38	1,151	1,276,640
5.20%, 04/01/40	379	377,567
4.88%, 11/15/40	350	333,131
3.63%, 10/01/42	463	373,172
3.40%, 11/15/46	317	242,980
3.75%, 11/15/47	1,030	806,242
4.25%, 03/15/49	879	737,878
3.40%, 09/01/49	575	423,089
5.30%, 04/01/50	1,154	1,139,638
5.05%, 03/03/53(a)	1,200	1,141,809
5.50%, 05/22/54(a)	775	783,610
5.60%, 05/22/64	775	784,378
		75,275,914
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories
4.75%, 11/30/36	1,566	1,564,928
6.15%, 11/30/37	500	560,022
6.00%, 04/01/39	500	557,050
5.30%, 05/27/40	613	635,456
4.75%, 04/15/43	563	542,965
4.90%, 11/30/46	3,125	3,028,724
Baxter International, Inc.
3.50%, 08/15/46	438	316,842
3.13%, 12/01/51	671	434,666
Boston Scientific Corp.
6.50%, 11/15/35	240	272,036
4.55%, 03/01/39	565	540,846
7.38%, 01/15/40	250	300,298
4.70%, 03/01/49(a)	764	695,372
Dignity Health, 5.27%, 11/01/64	26	24,548
GE HealthCare Technologies, Inc., 6.38%, 11/22/52	1,015	1,128,165
Koninklijke Philips NV
6.88%, 03/11/38	674	758,435
5.00%, 03/15/42(a)	413	381,963
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Medtronic, Inc.
4.38%, 03/15/35	$1,938	$ 1,872,210
4.63%, 03/15/45	1,700	1,573,846
Solventum Corp.(b)
5.90%, 04/30/54(a)	1,025	1,007,173
6.00%, 05/15/64	525	511,869
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	500	370,117
Stryker Corp.
4.10%, 04/01/43	425	359,922
4.38%, 05/15/44	350	308,381
4.63%, 03/15/46	836	752,976
2.90%, 06/15/50	638	428,708
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	250	257,598
4.45%, 08/15/45	688	591,175
		19,776,291
Health Care Providers & Services — 6.1%
Adventist Health System, 3.63%, 03/01/49	127	92,167
Advocate Health & Hospitals Corp.
4.27%, 08/15/48(a)	27	23,865
3.39%, 10/15/49	1,585	1,199,147
Series 2020, 3.01%, 06/15/50	198	137,892
Aetna, Inc.
6.63%, 06/15/36	700	767,411
6.75%, 12/15/37	400	441,207
4.50%, 05/15/42(a)	253	217,751
4.13%, 11/15/42	400	321,751
4.75%, 03/15/44	849	736,615
3.88%, 08/15/47(a)	869	649,905
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	961	629,185
Allina Health System, Series 2019, 3.89%, 04/15/49	142	111,759
Ascension Health
3.95%, 11/15/46	1,243	1,067,813
Series B, 3.11%, 11/15/39	1,500	1,200,949
Banner Health
2.91%, 01/01/42	1,140	841,068
2.91%, 01/01/51	231	157,422
Series 2020, 3.18%, 01/01/50	118	84,781
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	213	174,993
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	2,496	1,692,453
Bon Secours Mercy Health, Inc., Series 2020-2002, 3.21%, 06/01/50	110	77,288
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	145	102,515
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	130	112,241
Children’s Hospital Medical Center, 4.27%, 05/15/44	1,000	898,275
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	93	62,356
Cigna Group
4.80%, 08/15/38	2,104	1,994,976
3.20%, 03/15/40	829	628,178
6.13%, 11/15/41	350	370,873
4.80%, 07/15/46	1,361	1,221,715
3.88%, 10/15/47	620	480,783
4.90%, 12/15/48	2,793	2,508,287
3.40%, 03/15/50	954	667,647
3.40%, 03/15/51(a)	1,361	947,384
5.60%, 02/15/54(a)	1,475	1,453,294
City of Hope, Series 2013, 5.62%, 11/15/43	610	611,188

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Cleveland Clinic Foundation, 4.86%, 01/01/2114	$250	$ 229,761
CommonSpirit Health
5.32%, 12/01/34	405	408,501
3.82%, 10/01/49	1,437	1,124,713
4.19%, 10/01/49	1,761	1,448,367
6.46%, 11/01/52	343	389,912
5.55%, 12/01/54	705	711,907
Community Health Network, Inc., Series 2020-A, 3.10%, 05/01/50	225	152,839
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	1,000	762,049
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	1,000	741,404
CVS Health Corp.
4.88%, 07/20/35	529	505,474
4.78%, 03/25/38	4,823	4,423,254
6.13%, 09/15/39	200	207,319
4.13%, 04/01/40	910	752,215
2.70%, 08/21/40	1,208	825,682
5.30%, 12/05/43	750	696,946
6.00%, 06/01/44	875	878,600
5.13%, 07/20/45	3,256	2,932,955
5.05%, 03/25/48	7,392	6,515,483
4.25%, 04/01/50	621	486,816
5.63%, 02/21/53	1,275	1,214,000
5.88%, 06/01/53	1,340	1,315,424
6.05%, 06/01/54	1,175	1,182,959
6.00%, 06/01/63	740	729,000
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	664	529,548
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	862	727,904
Elevance Health, Inc.
5.95%, 12/15/34	350	372,271
6.38%, 06/15/37	350	382,616
4.63%, 05/15/42	775	700,978
4.65%, 01/15/43	859	772,988
5.10%, 01/15/44	745	707,411
4.65%, 08/15/44	888	793,160
4.38%, 12/01/47	1,479	1,255,315
4.55%, 03/01/48	820	713,274
3.70%, 09/15/49	800	603,773
3.13%, 05/15/50	999	686,206
3.60%, 03/15/51	1,220	898,362
4.55%, 05/15/52	679	582,817
6.10%, 10/15/52	610	652,008
5.13%, 02/15/53	1,000	939,836
5.65%, 06/15/54(a)	1,140	1,151,196
Hackensack Meridian Health, Inc.
4.50%, 07/01/57	1,000	884,204
Series 2020, 2.68%, 09/01/41	126	89,714
Series 2020, 2.88%, 09/01/50(a)	657	444,734
Hartford HealthCare Corp., 3.45%, 07/01/54	113	81,508
HCA, Inc.
5.13%, 06/15/39	679	645,619
4.38%, 03/15/42	500	421,423
5.50%, 06/15/47	1,179	1,123,411
5.25%, 06/15/49	1,856	1,692,863
3.50%, 07/15/51	1,545	1,060,303
4.63%, 03/15/52	1,906	1,573,315
5.90%, 06/01/53	985	979,680
6.00%, 04/01/54	1,240	1,249,731
6.10%, 04/01/64	775	776,836
Security	Par (000)	Value
Health Care Providers & Services (continued)
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	$1,127	$ 909,181
Humana, Inc.
4.63%, 12/01/42	379	326,735
4.95%, 10/01/44	563	502,793
4.80%, 03/15/47	480	416,301
3.95%, 08/15/49	375	287,315
5.50%, 03/15/53	750	713,722
5.75%, 04/15/54	825	812,051
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	1,413	954,391
Inova Health System Foundation, 4.07%, 05/15/52(a)	25	21,206
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	122	92,776
Johns Hopkins Health System Corp., 3.84%, 05/15/46	1,113	926,642
Kaiser Foundation Hospitals
4.15%, 05/01/47	919	796,871
Series 2019, 3.27%, 11/01/49(a)	243	179,652
Series 2021, 2.81%, 06/01/41	1,430	1,062,786
Series 2021, 3.00%, 06/01/51	3,055	2,121,889
Laboratory Corp. of America Holdings, 4.70%, 02/01/45(a)	721	644,254
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48(a)	600	482,607
Series 2020, 3.19%, 07/01/49	913	658,084
Series 2020, 3.34%, 07/01/60	329	230,784
Mayo Clinic(a)
Series 2016, 4.13%, 11/15/52	225	191,097
Series 2021, 3.20%, 11/15/61	1,801	1,221,615
MedStar Health, Inc., Series 20 A, 3.63%, 08/15/49	25	19,165
Memorial Health Services, 3.45%, 11/01/49(a)	323	245,376
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130	127,716
4.13%, 07/01/52	130	110,820
Series 2020, 2.96%, 01/01/50	1,505	1,046,722
Methodist Hospital, Series 20A, 2.71%, 12/01/50	942	619,387
Montefiore Obligated Group, 4.29%, 09/01/50	300	211,659
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	103	81,322
Mount Sinai Hospital
Series 2017, 3.98%, 07/01/48	1,500	1,193,393
Series 2019, 3.74%, 07/01/49(a)	225	167,108
Series 2020, 3.39%, 07/01/50(a)	120	81,553
MultiCare Health System, 2.80%, 08/15/50	200	122,562
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	25	23,396
New York and Presbyterian Hospital
2.26%, 08/01/40	413	287,793
4.02%, 08/01/45	97	83,766
2.61%, 08/01/60(a)	413	242,398
Series 2019, 3.95%, 08/01/2119	270	201,158
Northwell Healthcare, Inc.
3.98%, 11/01/46	130	103,288
3.81%, 11/01/49(a)	1,544	1,187,701
Novant Health, Inc.
2.64%, 11/01/36	66	51,435
3.17%, 11/01/51(a)	1,458	1,016,802
3.32%, 11/01/61(a)	141	95,105
NYU Langone Hospitals
4.37%, 07/01/47(a)	645	569,516
Series 13-A, 5.75%, 07/01/43	500	534,224
Series 2020, 3.38%, 07/01/55	500	358,400
OhioHealth Corp., 2.83%, 11/15/41	272	202,540
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Orlando Health Obligated Group, 3.33%, 10/01/50(a)	$125	$ 91,669
PeaceHealth Obligated Group, Series 2020, 3.22%, 11/15/50	66	44,771
Piedmont Healthcare, Inc., Series 2042, 2.72%, 01/01/42	106	75,856
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	1,999	1,223,746
Queen’s Health Systems, 4.81%, 07/01/52	60	57,725
Quest Diagnostics, Inc., 4.70%, 03/30/45	363	330,656
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51	57	40,889
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(a)	113	72,349
Stanford Health Care
3.03%, 08/15/51	579	404,280
Series 2018, 3.80%, 11/15/48	250	206,030
Summa Health, 3.51%, 11/15/51	130	98,025
Sutter Health
5.55%, 08/15/53(a)	915	971,384
Series 2018, 4.09%, 08/15/48	27	22,873
Series 20A, 3.16%, 08/15/40	115	89,255
Series 20A, 3.36%, 08/15/50	800	591,512
Texas Health Resources, 2.33%, 11/15/50(a)	107	64,880
Trinity Health Corp.
4.13%, 12/01/45(a)	1,500	1,290,820
Series 2019, 3.43%, 12/01/48	64	49,693
Series 2021, 2.63%, 12/01/40	29	21,068
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	212	206,963
UnitedHealth Group, Inc.
4.63%, 07/15/35	308	300,748
5.80%, 03/15/36	1,000	1,069,848
6.50%, 06/15/37	500	563,552
6.63%, 11/15/37	800	909,274
6.88%, 02/15/38	926	1,084,945
3.50%, 08/15/39	1,384	1,144,638
2.75%, 05/15/40	1,175	862,853
5.95%, 02/15/41(a)	26	27,790
3.05%, 05/15/41	1,639	1,238,784
4.63%, 11/15/41	496	457,467
4.38%, 03/15/42	650	583,063
3.95%, 10/15/42	597	502,341
4.25%, 03/15/43	663	584,199
5.50%, 07/15/44	1,500	1,516,363
4.75%, 07/15/45	1,843	1,705,977
4.20%, 01/15/47	620	521,761
4.25%, 04/15/47	829	705,550
3.75%, 10/15/47	863	674,563
4.25%, 06/15/48	1,160	980,466
4.45%, 12/15/48	1,579	1,374,353
3.70%, 08/15/49	1,243	953,593
2.90%, 05/15/50	1,069	711,047
3.25%, 05/15/51	1,858	1,308,797
4.75%, 05/15/52	2,000	1,808,020
5.88%, 02/15/53	2,100	2,223,514
5.05%, 04/15/53	1,600	1,512,898
5.38%, 04/15/54	1,500	1,485,416
5.63%, 07/15/54	1,500	1,538,451
3.88%, 08/15/59	879	662,799
3.13%, 05/15/60(a)	1,150	745,137
4.95%, 05/15/62	1,000	907,973
6.05%, 02/15/63	1,400	1,504,003
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
5.20%, 04/15/63	$1,555	$ 1,470,991
5.50%, 04/15/64	1,000	990,551
5.75%, 07/15/64	1,250	1,283,989
UPMC, 5.38%, 05/15/43	500	513,009
WakeMed, Series A, 3.29%, 10/01/52	59	43,279
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	528	471,371
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	57	34,775
		140,283,367
Health Care REITs — 0.1%
Healthpeak OP LLC, 6.75%, 02/01/41	250	277,604
Ventas Realty LP
5.70%, 09/30/43	550	540,571
4.88%, 04/15/49	300	262,405
Welltower OP LLC
6.50%, 03/15/41	350	386,274
4.95%, 09/01/48	450	419,162
		1,886,016
Health Care Technology — 0.1%
Cardinal Health, Inc.
4.60%, 03/15/43	100	86,982
4.50%, 11/15/44	400	340,049
4.90%, 09/15/45	320	288,467
4.37%, 06/15/47	513	423,987
Cencora, Inc.
4.25%, 03/01/45	363	310,188
4.30%, 12/15/47(a)	338	287,608
		1,737,281
Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc., 4.55%, 02/15/48	213	176,644
McDonald’s Corp.
4.70%, 12/09/35(a)	696	681,890
6.30%, 10/15/37	600	664,824
6.30%, 03/01/38	829	913,407
5.70%, 02/01/39	300	315,514
4.88%, 07/15/40	50	47,068
3.70%, 02/15/42	826	661,260
3.63%, 05/01/43	175	136,867
4.60%, 05/26/45	579	512,508
4.88%, 12/09/45	1,654	1,526,094
4.45%, 03/01/47	1,113	954,951
4.45%, 09/01/48	650	556,562
3.63%, 09/01/49	1,599	1,190,186
4.20%, 04/01/50	822	672,633
5.15%, 09/09/52	650	615,098
5.45%, 08/14/53(a)	690	681,956
Starbucks Corp.
3.75%, 12/01/47	929	705,936
4.50%, 11/15/48	855	726,609
4.45%, 08/15/49	625	525,018
3.35%, 03/12/50	754	522,810
3.50%, 11/15/50(a)	935	671,041
		13,458,876
Household Durables — 0.1%
Leggett & Platt, Inc., 3.50%, 11/15/51	450	300,079
MDC Holdings, Inc.
6.00%, 01/15/43	529	552,033
3.97%, 08/06/61(a)	300	258,079

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Durables (continued)
PulteGroup, Inc., 6.00%, 02/15/35	$300	$ 316,507
Whirlpool Corp.(a)
4.50%, 06/01/46	413	338,217
4.60%, 05/15/50	446	355,801
		2,120,716
Household Products — 0.3%
Church & Dwight Co., Inc.
3.95%, 08/01/47	370	299,379
5.00%, 06/15/52	400	379,043
Colgate-Palmolive Co.
4.00%, 08/15/45	500	430,756
3.70%, 08/01/47(a)	620	507,875
Kimberly-Clark Corp.
6.63%, 08/01/37	600	698,952
5.30%, 03/01/41	413	416,954
3.20%, 07/30/46	136	99,780
3.90%, 05/04/47	620	507,296
2.88%, 02/07/50(a)	660	453,998
Procter & Gamble Co.
5.80%, 08/15/34(a)	350	387,217
5.55%, 03/05/37(a)	950	1,036,039
3.55%, 03/25/40	463	395,727
3.60%, 03/25/50	579	469,247
		6,082,263
Independent Power and Renewable Electricity Producers — 0.0%
Dayton Power & Light Co., 3.95%, 06/15/49	300	225,350
Industrial Conglomerates — 0.2%
3M Co.
5.70%, 03/15/37	600	636,949
3.88%, 06/15/44	200	159,424
3.13%, 09/19/46	363	252,556
3.63%, 10/15/47	600	449,559
4.00%, 09/14/48	829	684,398
3.25%, 08/26/49(a)	905	632,739
3.70%, 04/15/50	638	479,527
Parker-Hannifin Corp.
6.25%, 05/15/38	295	323,698
4.45%, 11/21/44	525	459,300
		4,078,150
Insurance — 2.9%
Aflac, Inc.
4.00%, 10/15/46	515	418,130
4.75%, 01/15/49	493	448,556
Alleghany Corp.
4.90%, 09/15/44	150	143,353
3.25%, 08/15/51	429	297,055
Allstate Corp.
5.55%, 05/09/35	450	468,193
5.95%, 04/01/36	350	375,034
4.50%, 06/15/43	422	371,236
4.20%, 12/15/46	829	686,974
3.85%, 08/10/49	559	435,975
(3-mo. LIBOR US + 2.12%), 6.50%, 05/15/67(a)(d)	425	431,432
American Financial Group, Inc., 4.50%, 06/15/47	745	658,362
American International Group, Inc.
3.88%, 01/15/35	500	457,593
6.25%, 05/01/36(a)	650	710,322
4.50%, 07/16/44	800	708,681
4.80%, 07/10/45	620	570,275
4.75%, 04/01/48(a)	929	844,982
Security	Par (000)	Value
Insurance (continued)
American International Group, Inc. (continued)
4.38%, 06/30/50	$763	$ 649,281
Aon Corp., 6.25%, 09/30/40	155	167,043
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51(a)	700	444,106
3.90%, 02/28/52	839	639,503
Aon Global Ltd.
4.60%, 06/14/44	588	515,535
4.75%, 05/15/45	588	524,807
Aon North America, Inc., 5.75%, 03/01/54	1,870	1,884,054
Arch Capital Finance LLC, 5.03%, 12/15/46	600	556,524
Arch Capital Group Ltd., 3.64%, 06/30/50	1,029	747,722
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	259	243,622
Arthur J Gallagher & Co.
3.50%, 05/20/51	763	540,993
3.05%, 03/09/52	300	189,434
5.75%, 03/02/53	494	490,496
6.75%, 02/15/54	685	774,332
5.75%, 07/15/54	505	505,242
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51	400	284,991
Athene Holding Ltd.
3.95%, 05/25/51(a)	394	287,353
3.45%, 05/15/52	450	293,746
6.25%, 04/01/54	1,025	1,043,981
Brighthouse Financial, Inc.
4.70%, 06/22/47(a)	685	540,614
3.85%, 12/22/51	350	230,653
Brown & Brown, Inc., 4.95%, 03/17/52	570	497,384
Chubb Corp.
6.00%, 05/11/37	650	708,753
Series 1, 6.50%, 05/15/38	526	603,385
Chubb INA Holdings LLC
6.70%, 05/15/36	200	229,815
4.15%, 03/13/43	397	345,655
4.35%, 11/03/45	1,334	1,175,813
2.85%, 12/15/51	838	560,502
3.05%, 12/15/61	836	545,933
Cincinnati Financial Corp., 6.13%, 11/01/34	310	329,916
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	813	558,116
3.13%, 10/15/52	965	610,576
Fairfax Financial Holdings Ltd.(b)
6.35%, 03/22/54	790	810,982
6.10%, 03/15/55	400	399,951
Fidelity National Financial, Inc., 3.20%, 09/17/51	422	267,356
Hartford Financial Services Group, Inc.
5.95%, 10/15/36	500	535,158
6.10%, 10/01/41	176	185,337
4.30%, 04/15/43	500	434,540
4.40%, 03/15/48	350	299,018
3.60%, 08/19/49	656	493,387
2.90%, 09/15/51	629	407,646
Lincoln National Corp.
6.30%, 10/09/37(a)	363	384,244
7.00%, 06/15/40	250	279,552
4.35%, 03/01/48	230	180,480
4.38%, 06/15/50	363	283,937
Loews Corp.
6.00%, 02/01/35(a)	300	323,260
4.13%, 05/15/43	400	339,629
Manulife Financial Corp., 5.38%, 03/04/46(a)	679	674,378
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Markel Group, Inc.
5.00%, 04/05/46	$400	$ 362,015
4.30%, 11/01/47	220	179,440
5.00%, 05/20/49	600	541,181
4.15%, 09/17/50	413	325,226
3.45%, 05/07/52	575	392,381
6.00%, 05/16/54	315	319,187
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	375	357,076
4.35%, 01/30/47	513	441,426
4.20%, 03/01/48	288	240,519
4.90%, 03/15/49	1,279	1,180,396
2.90%, 12/15/51	518	332,856
6.25%, 11/01/52	450	502,188
5.45%, 03/15/53	410	410,827
5.70%, 09/15/53(a)	1,025	1,066,247
5.45%, 03/15/54	500	503,250
MetLife, Inc.
5.30%, 12/15/34	325	332,375
5.70%, 06/15/35	1,050	1,109,521
5.88%, 02/06/41(a)	655	689,498
4.13%, 08/13/42	825	703,017
4.88%, 11/13/43	1,036	967,965
4.72%, 12/15/44	450	407,762
4.05%, 03/01/45	1,013	838,936
4.60%, 05/13/46	693	622,576
5.00%, 07/15/52	885	827,203
5.25%, 01/15/54(a)	1,150	1,125,033
Nationwide Financial Services, Inc., 6.75%, 05/15/87	340	345,311
Old Republic International Corp., 3.85%, 06/11/51	650	471,293
Principal Financial Group, Inc.
6.05%, 10/15/36	400	429,823
4.63%, 09/15/42	250	226,899
4.35%, 05/15/43	300	261,848
4.30%, 11/15/46(a)	213	180,299
5.50%, 03/15/53	325	319,273
Progressive Corp.
4.35%, 04/25/44	376	330,997
3.70%, 01/26/45	130	103,596
4.13%, 04/15/47	1,163	981,893
4.20%, 03/15/48	413	349,999
3.95%, 03/26/50	513	414,646
3.70%, 03/15/52	655	502,000
Prudential Financial, Inc.
5.70%, 12/14/36	900	948,878
6.63%, 12/01/37	300	342,581
3.00%, 03/10/40	379	288,412
4.60%, 05/15/44	763	688,186
3.91%, 12/07/47	763	607,336
4.42%, 03/27/48	450	380,082
3.94%, 12/07/49	977	765,362
4.35%, 02/25/50	854	719,251
3.70%, 03/13/51	1,511	1,130,156
Sentara Healthcare, Series 2021, 2.93%, 11/01/51	63	42,795
Transatlantic Holdings, Inc., 8.00%, 11/30/39	300	385,630
Travelers Cos., Inc.
6.75%, 06/20/36	163	188,099
6.25%, 06/15/37	663	736,000
5.35%, 11/01/40	650	658,495
4.60%, 08/01/43	702	646,086
4.30%, 08/25/45	163	142,684
3.75%, 05/15/46	550	441,087
Security	Par (000)	Value
Insurance (continued)
Travelers Cos., Inc. (continued)
4.00%, 05/30/47	$763	$ 633,602
4.05%, 03/07/48	450	376,940
4.10%, 03/04/49	413	347,363
2.55%, 04/27/50	575	359,149
3.05%, 06/08/51	829	571,211
5.45%, 05/25/53	700	720,268
Unum Group
5.75%, 08/15/42	463	457,003
4.50%, 12/15/49	163	130,721
4.13%, 06/15/51	875	659,593
6.00%, 06/15/54	180	177,568
W R Berkley Corp.
4.75%, 08/01/44	300	273,302
4.00%, 05/12/50	413	325,012
3.55%, 03/30/52	413	292,639
3.15%, 09/30/61	300	185,453
Willis North America, Inc.
5.05%, 09/15/48(a)	400	357,032
3.88%, 09/15/49	480	357,642
5.90%, 03/05/54	750	750,350
XL Group Ltd., 5.25%, 12/15/43	300	286,646
		68,113,480
Interactive Media & Services — 0.1%
Alphabet, Inc.
1.90%, 08/15/40	1,141	769,574
2.05%, 08/15/50	2,460	1,447,674
2.25%, 08/15/60(a)	1,701	980,350
		3,197,598
IT Services — 1.5%
IBM International Capital Pte. Ltd.
5.25%, 02/05/44	700	679,894
5.30%, 02/05/54(a)	1,350	1,299,693
International Business Machines Corp.
4.15%, 05/15/39	2,070	1,837,322
5.60%, 11/30/39	850	891,537
2.85%, 05/15/40	655	482,234
4.00%, 06/20/42	902	758,653
4.70%, 02/19/46	491	442,817
4.25%, 05/15/49	2,795	2,324,666
2.95%, 05/15/50	764	502,299
3.43%, 02/09/52	550	391,373
4.90%, 07/27/52(a)	800	736,969
5.10%, 02/06/53	750	721,070
7.13%, 12/01/96(a)	150	192,664
Intuit, Inc., 5.50%, 09/15/53(a)	1,185	1,220,776
Kyndryl Holdings, Inc., 4.10%, 10/15/41	479	375,181
Microsoft Corp.
3.50%, 02/12/35	1,465	1,357,744
4.20%, 11/03/35	575	564,649
3.45%, 08/08/36	1,692	1,517,961
4.10%, 02/06/37	850	817,654
5.30%, 02/08/41(a)	750	831,846
4.45%, 11/03/45	1,000	965,312
3.70%, 08/08/46	1,729	1,459,657
4.25%, 02/06/47(a)	1,150	1,078,403
4.50%, 06/15/47	350	331,434
2.53%, 06/01/50	5,911	3,842,628
2.50%, 09/15/50	1,460	942,280
2.92%, 03/17/52	5,902	4,140,256
4.00%, 02/12/55	125	107,254
3.95%, 08/08/56	400	336,507

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
Microsoft Corp. (continued)
4.50%, 02/06/57	$709	$ 667,569
2.68%, 06/01/60	3,708	2,337,899
3.04%, 03/17/62(a)	2,340	1,596,826
		35,753,027
Leisure Products — 0.1%
Brunswick Corp., 5.10%, 04/01/52(a)	329	265,169
Harley-Davidson, Inc., 4.63%, 07/28/45	246	205,379
Hasbro, Inc.(a)
6.35%, 03/15/40	463	481,660
5.10%, 05/15/44	255	224,595
Mattel, Inc., 5.45%, 11/01/41(a)	250	230,697
		1,407,500
Life Sciences Tools & Services — 0.2%
Danaher Corp.(a)
4.38%, 09/15/45	375	336,112
2.60%, 10/01/50	1,038	655,230
2.80%, 12/10/51	1,060	690,291
Revvity, Inc., 3.63%, 03/15/51	300	213,484
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	1,177	862,977
5.40%, 08/10/43	485	495,078
5.30%, 02/01/44	400	399,678
4.10%, 08/15/47	663	561,669
		4,214,519
Machinery — 0.7%
ABB Finance USA, Inc., 4.38%, 05/08/42	550	501,303
Caterpillar, Inc.
5.30%, 09/15/35(a)	250	265,598
6.05%, 08/15/36	690	770,153
5.20%, 05/27/41	994	999,310
3.80%, 08/15/42	1,603	1,345,822
4.30%, 05/15/44	125	111,889
3.25%, 09/19/49	829	610,500
3.25%, 04/09/50	1,104	813,267
4.75%, 05/15/64	400	365,622
Deere & Co.
3.90%, 06/09/42	1,179	1,009,555
2.88%, 09/07/49(a)	517	356,242
3.75%, 04/15/50	750	608,078
Dover Corp.
5.38%, 10/15/35	300	311,068
5.38%, 03/01/41	400	400,700
Illinois Tool Works, Inc.
4.88%, 09/15/41	569	554,234
3.90%, 09/01/42	1,000	849,649
Ingersoll Rand, Inc., 5.70%, 06/15/54	290	299,082
Otis Worldwide Corp.
3.11%, 02/15/40	754	576,322
3.36%, 02/15/50	676	487,670
Parker-Hannifin Corp.
4.20%, 11/21/34	263	246,961
4.10%, 03/01/47	613	504,422
4.00%, 06/14/49(a)	663	534,521
Rockwell Automation, Inc.
4.20%, 03/01/49	479	405,802
2.80%, 08/15/61	410	244,122
Snap-on, Inc.
4.10%, 03/01/48	350	293,145
3.10%, 05/01/50	429	297,127
Security	Par (000)	Value
Machinery (continued)
Stanley Black & Decker, Inc.
5.20%, 09/01/40	$350	$ 339,037
4.85%, 11/15/48	463	404,594
2.75%, 11/15/50(a)	675	402,245
Xylem, Inc./New York, 4.38%, 11/01/46	413	353,823
		15,261,863
Media — 0.9%
Discovery Communications LLC
5.00%, 09/20/37	463	396,207
6.35%, 06/01/40	700	658,278
5.20%, 09/20/47	1,099	846,812
Fox Corp.
5.48%, 01/25/39	1,129	1,110,816
5.58%, 01/25/49	1,429	1,350,367
Interpublic Group of Cos., Inc.(a)
3.38%, 03/01/41	464	348,735
5.40%, 10/01/48	300	282,847
NBCUniversal Media LLC
5.95%, 04/01/41	516	543,476
4.45%, 01/15/43	680	600,133
Omnicom Group, Inc., 5.30%, 11/01/34	675	675,005
Paramount Global
6.88%, 04/30/36	863	841,188
5.90%, 10/15/40	200	169,273
4.85%, 07/01/42(a)	443	332,260
4.38%, 03/15/43	1,186	827,141
5.85%, 09/01/43	1,061	876,523
5.25%, 04/01/44	163	123,745
4.90%, 08/15/44(a)	379	277,005
4.60%, 01/15/45	600	421,834
4.95%, 05/19/50	929	670,773
Warnermedia Holdings, Inc.
5.05%, 03/15/42	3,950	3,115,926
5.14%, 03/15/52	5,914	4,398,248
5.39%, 03/15/62	2,250	1,676,463
		20,543,055
Metals & Mining — 1.2%
ArcelorMittal SA
7.00%, 10/15/39	696	766,999
6.75%, 03/01/41	125	131,930
6.35%, 06/17/54	475	472,961
Barrick Gold Corp.
6.45%, 10/15/35	250	275,015
5.25%, 04/01/42	300	291,271
Barrick North America Finance LLC
5.70%, 05/30/41	963	980,639
5.75%, 05/01/43	713	730,681
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	713	742,067
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	1,013	881,594
5.00%, 09/30/43	2,384	2,294,621
5.50%, 09/08/53	885	901,656
Freeport-McMoRan, Inc.
5.40%, 11/14/34	613	613,054
5.45%, 03/15/43	1,644	1,577,792
Newmont Corp.
5.88%, 04/01/35(a)	563	598,759
6.25%, 10/01/39	800	872,066
4.88%, 03/15/42(a)	927	875,588
5.45%, 06/09/44	380	378,514
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
Newmont Corp./Newcrest Finance Pty. Ltd.(b)
5.75%, 11/15/41	$400	$ 408,829
4.20%, 05/13/50	400	333,709
Nucor Corp.
6.40%, 12/01/37(a)	550	612,958
5.20%, 08/01/43	350	348,368
4.40%, 05/01/48(a)	350	305,031
3.85%, 04/01/52	550	427,919
2.98%, 12/15/55	438	275,226
Rio Tinto Alcan, Inc., 5.75%, 06/01/35	250	267,751
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	1,088	1,080,588
2.75%, 11/02/51(a)	1,389	888,156
Rio Tinto Finance USA PLC
4.75%, 03/22/42	463	436,742
4.13%, 08/21/42	738	640,785
5.13%, 03/09/53	1,130	1,091,941
Southern Copper Corp.
7.50%, 07/27/35	990	1,157,305
6.75%, 04/16/40	869	962,186
5.25%, 11/08/42	1,250	1,183,765
5.88%, 04/23/45	1,338	1,350,934
Steel Dynamics, Inc., 3.25%, 10/15/50	421	283,722
Vale Overseas Ltd.
6.88%, 11/21/36(a)	629	678,797
6.88%, 11/10/39(a)	971	1,042,806
6.40%, 06/28/54	750	750,024
Vale SA, 5.63%, 09/11/42(a)	379	374,564
		28,287,313
Multi-Utilities — 1.7%
Ameren Illinois Co.
4.15%, 03/15/46	413	346,603
3.70%, 12/01/47	675	519,321
4.50%, 03/15/49(a)	250	218,606
3.25%, 03/15/50	197	137,655
2.90%, 06/15/51	100	64,734
5.90%, 12/01/52	400	422,547
5.55%, 07/01/54	575	577,022
Avista Corp.
4.35%, 06/01/48	496	422,161
4.00%, 04/01/52	300	232,184
Black Hills Corp.
6.00%, 01/15/35	260	268,178
4.20%, 09/15/46	250	205,220
3.88%, 10/15/49(a)	313	235,740
CenterPoint Energy, Inc., 3.70%, 09/01/49	263	193,863
CMS Energy Corp., 4.88%, 03/01/44	250	230,698
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/40	400	408,669
3.95%, 03/01/43	547	448,867
4.45%, 03/15/44	663	582,049
4.50%, 12/01/45	663	576,466
3.85%, 06/15/46	829	653,436
3.20%, 12/01/51	550	375,340
6.15%, 11/15/52(a)	800	874,931
5.90%, 11/15/53	675	711,495
5.70%, 05/15/54	325	333,406
4.63%, 12/01/54	600	521,710
4.50%, 05/15/58	829	696,109
3.70%, 11/15/59	480	343,554
3.60%, 06/15/61(a)	720	506,032
Security	Par (000)	Value
Multi-Utilities (continued)
Consolidated Edison Co. of New York, Inc. (continued)
Series 2006-A, 5.85%, 03/15/36	$500	$ 527,565
Series 2007-A, 6.30%, 08/15/37	393	429,555
Series 2008-B, 6.75%, 04/01/38	800	907,702
Series 2009-C, 5.50%, 12/01/39	867	878,446
Series 2012-A, 4.20%, 03/15/42	329	280,042
Series 2017, 3.88%, 06/15/47	400	316,128
Series 20B, 3.95%, 04/01/50	829	670,303
Series A, 4.13%, 05/15/49	913	740,512
Series C, 4.30%, 12/01/56	413	335,595
Series C, 4.00%, 11/15/57	370	285,547
Series C, 3.00%, 12/01/60	660	402,817
Series E, 4.65%, 12/01/48	413	365,583
Consumers Energy Co.
3.25%, 08/15/46	600	448,223
3.95%, 07/15/47	300	247,966
4.05%, 05/15/48(a)	450	374,730
4.35%, 04/15/49	829	718,048
3.10%, 08/15/50	390	272,717
3.50%, 08/01/51	829	620,024
2.65%, 08/15/52(a)	34	21,549
4.20%, 09/01/52	610	508,215
2.50%, 05/01/60	799	459,118
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	829	832,196
4.60%, 06/15/43	463	415,370
6.25%, 10/15/53	140	155,338
5.10%, 06/01/65	413	377,945
Dominion Energy, Inc.
7.00%, 06/15/38	163	183,782
4.70%, 12/01/44	829	722,173
Series A, 4.60%, 03/15/49	513	438,385
Series B, 5.95%, 06/15/35	290	304,424
Series B, 3.30%, 04/15/41	225	168,286
Series B, 4.85%, 08/15/52(a)	400	354,586
Series C, 4.90%, 08/01/41	509	462,466
NorthWestern Corp., 4.18%, 11/15/44	350	289,837
Public Service Electric and Gas Co.
5.80%, 05/01/37	288	309,561
3.95%, 05/01/42	385	324,292
3.65%, 09/01/42	100	80,529
3.80%, 01/01/43	385	318,194
3.80%, 03/01/46	636	512,456
3.60%, 12/01/47	250	192,150
4.05%, 05/01/48	350	289,228
3.85%, 05/01/49	413	329,987
3.20%, 08/01/49	400	284,189
3.15%, 01/01/50	429	300,526
2.70%, 05/01/50	300	193,651
2.05%, 08/01/50	300	167,268
3.00%, 03/01/51	829	559,498
5.13%, 03/15/53	390	378,267
5.45%, 08/01/53	300	303,616
5.45%, 03/01/54	450	457,332
Puget Sound Energy, Inc.
6.27%, 03/15/37	400	433,536
5.76%, 10/01/39	300	312,204
5.80%, 03/15/40	413	422,235
5.64%, 04/15/41	250	252,689
4.30%, 05/20/45	400	337,393
4.22%, 06/15/48	413	334,735

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Multi-Utilities (continued)
Puget Sound Energy, Inc. (continued)
3.25%, 09/15/49	$370	$ 249,902
2.89%, 09/15/51	300	191,537
5.45%, 06/01/53	320	316,022
5.69%, 06/15/54	250	256,011
San Diego Gas & Electric Co.
6.00%, 06/01/39(a)	400	433,643
4.50%, 08/15/40	500	457,145
4.15%, 05/15/48	529	437,908
3.70%, 03/15/52	400	299,871
5.35%, 04/01/53	895	874,360
5.55%, 04/15/54	450	453,694
Series RRR, 3.75%, 06/01/47	300	231,825
Series TTT, 4.10%, 06/15/49	700	567,850
Series UUU, 3.32%, 04/15/50	300	211,640
Series WWW, 2.95%, 08/15/51	600	403,000
Sempra
3.80%, 02/01/38	1,129	951,254
6.00%, 10/15/39	700	729,553
4.00%, 02/01/48	829	649,245
		40,429,765
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/35	510	484,851
5.25%, 05/15/36	265	261,203
4.85%, 04/15/49	113	98,049
4.00%, 02/01/50	529	400,287
3.00%, 05/18/51(a)	730	455,397
3.55%, 03/15/52	930	642,180
5.15%, 04/15/53	545	489,927
5.63%, 05/15/54	550	529,229
		3,361,123
Oil, Gas & Consumable Fuels — 7.3%
Apache Corp.
6.00%, 01/15/37(a)	300	307,118
5.10%, 09/01/40(a)	1,775	1,556,083
5.25%, 02/01/42	100	87,406
4.75%, 04/15/43	125	101,867
5.35%, 07/01/49	375	319,005
BP Capital Markets America, Inc.
5.23%, 11/17/34	775	788,188
3.06%, 06/17/41	1,530	1,151,471
3.00%, 02/24/50(a)	1,829	1,232,613
2.77%, 11/10/50	1,209	772,511
2.94%, 06/04/51(a)	2,242	1,474,717
3.00%, 03/17/52(a)	1,363	903,482
3.38%, 02/08/61	1,927	1,313,658
Burlington Resources LLC, 5.95%, 10/15/36	250	268,761
Canadian Natural Resources Ltd.
5.85%, 02/01/35	300	305,936
6.50%, 02/15/37	400	427,060
6.25%, 03/15/38	1,150	1,215,375
6.75%, 02/01/39	275	299,987
4.95%, 06/01/47(a)	643	573,086
Cenovus Energy, Inc.
5.25%, 06/15/37	290	283,204
6.75%, 11/15/39	628	693,842
5.40%, 06/15/47	527	498,753
3.75%, 02/15/52(a)	509	370,428
Chevron Corp., 3.08%, 05/11/50(a)	925	653,861
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Chevron USA, Inc.
6.00%, 03/01/41	$350	$ 383,254
5.25%, 11/15/43	300	307,873
2.34%, 08/12/50	688	412,617
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	525	524,468
ConocoPhillips
6.50%, 02/01/39	1,450	1,639,935
4.88%, 10/01/47(a)	500	466,390
ConocoPhillips Co.
3.76%, 03/15/42	630	513,048
4.30%, 11/15/44	729	629,810
5.95%, 03/15/46	400	426,420
3.80%, 03/15/52(a)	913	702,293
5.30%, 05/15/53	980	954,977
5.55%, 03/15/54(a)	940	946,730
4.03%, 03/15/62	1,730	1,330,961
5.70%, 09/15/63	700	713,779
Continental Resources, Inc., 4.90%, 06/01/44	563	475,335
Devon Energy Corp.
5.60%, 07/15/41(a)	1,038	994,203
4.75%, 05/15/42	719	618,308
5.00%, 06/15/45	763	669,268
Diamondback Energy, Inc.
4.40%, 03/24/51(a)	613	502,925
4.25%, 03/15/52	525	418,315
6.25%, 03/15/53(a)	600	634,191
5.75%, 04/18/54	1,460	1,445,462
5.90%, 04/18/64	925	920,630
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/43	300	268,837
4.60%, 12/15/44	500	431,756
Enbridge Energy Partners LP
5.50%, 09/15/40	625	610,935
7.38%, 10/15/45	510	592,720
Series B, 7.50%, 04/15/38	350	411,000
Enbridge, Inc.
4.50%, 06/10/44	613	520,987
5.50%, 12/01/46	750	739,048
4.00%, 11/15/49	454	354,025
3.40%, 08/01/51	989	686,865
6.70%, 11/15/53	1,185	1,321,211
5.95%, 04/05/54	735	745,582
Energy Transfer LP
4.90%, 03/15/35	463	443,904
6.63%, 10/15/36	370	400,872
7.50%, 07/01/38	500	583,120
6.05%, 06/01/41	700	706,234
6.50%, 02/01/42(a)	963	1,020,836
6.10%, 02/15/42	250	251,929
4.95%, 01/15/43	163	143,020
5.15%, 02/01/43	413	371,115
5.95%, 10/01/43	397	392,310
5.30%, 04/01/44	626	576,899
5.00%, 05/15/44	413	365,450
5.15%, 03/15/45	1,029	931,020
5.35%, 05/15/45	913	842,646
6.13%, 12/15/45(a)	1,036	1,047,567
5.30%, 04/15/47	920	837,218
5.40%, 10/01/47	1,479	1,362,501
6.00%, 06/15/48	1,000	990,919
6.25%, 04/15/49	1,679	1,719,368
5.00%, 05/15/50	2,000	1,745,079
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
5.95%, 05/15/54	$1,675	$ 1,661,731
6.05%, 09/01/54	1,275	1,279,537
Series 20Y, 5.80%, 06/15/38	500	507,172
EnLink Midstream Partners LP
5.60%, 04/01/44	300	268,294
5.05%, 04/01/45	400	333,580
5.45%, 06/01/47	400	352,442
EOG Resources, Inc.
3.90%, 04/01/35	450	412,218
4.95%, 04/15/50	713	666,454
Equinor ASA
3.63%, 04/06/40	829	687,367
5.10%, 08/17/40	911	898,675
4.25%, 11/23/41	225	198,736
3.95%, 05/15/43	1,250	1,054,980
3.25%, 11/18/49	620	445,598
3.70%, 04/06/50	1,604	1,254,689
Exxon Mobil Corp.
3.00%, 08/16/39	713	561,738
4.23%, 03/19/40	1,944	1,760,479
3.57%, 03/06/45	1,025	810,606
4.11%, 03/01/46	2,254	1,928,483
3.10%, 08/16/49	1,418	994,077
4.33%, 03/19/50	2,493	2,165,486
3.45%, 04/15/51	2,365	1,762,277
Hess Corp.
6.00%, 01/15/40	675	711,223
5.60%, 02/15/41(a)	1,129	1,148,818
5.80%, 04/01/47	429	443,718
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	679	699,268
6.50%, 02/01/37	576	615,487
6.95%, 01/15/38	1,086	1,212,364
6.50%, 09/01/39	600	642,232
6.55%, 09/15/40(a)	275	291,230
7.50%, 11/15/40	300	345,248
6.38%, 03/01/41	413	431,139
5.63%, 09/01/41	400	388,998
5.00%, 08/15/42	650	583,246
4.70%, 11/01/42	400	343,017
5.00%, 03/01/43	763	682,967
5.50%, 03/01/44	645	614,271
5.40%, 09/01/44	463	434,652
Kinder Morgan, Inc.
5.30%, 12/01/34	763	760,446
5.55%, 06/01/45	1,586	1,527,140
5.05%, 02/15/46	770	691,894
5.20%, 03/01/48	686	623,913
3.25%, 08/01/50	500	328,953
3.60%, 02/15/51	1,029	721,560
5.45%, 08/01/52(a)	725	684,789
5.95%, 08/01/54	320	321,104
Marathon Oil Corp.
6.60%, 10/01/37	663	736,851
5.20%, 06/01/45	463	441,540
Marathon Petroleum Corp.
6.50%, 03/01/41	1,150	1,228,371
4.75%, 09/15/44	763	667,833
4.50%, 04/01/48	459	377,531
5.00%, 09/15/54	250	216,241
MPLX LP
4.50%, 04/15/38	1,675	1,508,910
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP (continued)
5.20%, 03/01/47	$1,029	$ 946,386
5.20%, 12/01/47	413	375,222
4.70%, 04/15/48	1,386	1,173,009
5.50%, 02/15/49	1,279	1,209,385
4.95%, 03/14/52	1,421	1,238,102
5.65%, 03/01/53	540	518,362
4.90%, 04/15/58	300	252,847
NOV, Inc., 3.95%, 12/01/42	1,117	868,305
Occidental Petroleum Corp.
5.55%, 10/01/34(a)	760	766,555
6.45%, 09/15/36	1,350	1,449,328
6.20%, 03/15/40	700	722,017
6.60%, 03/15/46(a)	1,000	1,068,312
4.40%, 04/15/46	275	222,355
4.20%, 03/15/48	1,000	776,355
6.05%, 10/01/54	1,190	1,197,468
ONEOK Partners LP
6.65%, 10/01/36	500	547,543
6.85%, 10/15/37(a)	400	441,553
6.13%, 02/01/41	575	587,013
6.20%, 09/15/43	300	307,940
ONEOK, Inc.
6.00%, 06/15/35(a)	300	314,591
5.15%, 10/15/43	400	370,799
4.25%, 09/15/46	563	450,859
4.95%, 07/13/47	504	441,967
4.20%, 10/03/47	660	518,589
5.20%, 07/15/48	863	781,135
4.85%, 02/01/49	550	474,167
4.45%, 09/01/49	625	505,185
3.95%, 03/01/50(a)	811	606,178
4.50%, 03/15/50	413	337,240
7.15%, 01/15/51	250	281,187
6.63%, 09/01/53	1,600	1,748,637
Ovintiv, Inc.
6.50%, 08/15/34	413	441,833
6.63%, 08/15/37	575	607,734
6.50%, 02/01/38	343	359,406
7.10%, 07/15/53	350	390,686
Phillips 66 Co.
4.65%, 11/15/34	722	689,723
5.88%, 05/01/42(a)	1,276	1,314,544
4.88%, 11/15/44	1,636	1,487,410
4.68%, 02/15/45	400	350,916
4.90%, 10/01/46	713	638,204
3.30%, 03/15/52(a)	967	648,868
5.65%, 06/15/54	450	441,966
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37	500	540,868
5.15%, 06/01/42	450	410,967
4.30%, 01/31/43	300	243,756
4.70%, 06/15/44	620	526,967
4.90%, 02/15/45	679	592,098
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	350	361,325
Shell International Finance BV
4.13%, 05/11/35	1,440	1,354,785
6.38%, 12/15/38	1,926	2,183,021
5.50%, 03/25/40	1,025	1,061,719
2.88%, 11/26/41	563	413,259
3.63%, 08/21/42	600	486,152
4.55%, 08/12/43	1,259	1,155,520
4.38%, 05/11/45(a)	2,923	2,579,323

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV (continued)
4.00%, 05/10/46	$2,036	$ 1,689,903
3.75%, 09/12/46(a)	995	793,493
3.13%, 11/07/49	1,128	788,373
3.25%, 04/06/50(a)	1,939	1,387,463
3.00%, 11/26/51(a)	1,000	674,177
Spectra Energy Partners LP
5.95%, 09/25/43	350	353,572
4.50%, 03/15/45	660	553,001
Suncor Energy, Inc.
5.95%, 12/01/34	400	419,609
6.80%, 05/15/38	750	833,601
6.50%, 06/15/38	918	1,012,817
6.85%, 06/01/39	613	683,469
4.00%, 11/15/47	829	641,245
3.75%, 03/04/51(a)	721	527,459
Targa Resources Corp.
4.95%, 04/15/52	852	745,737
6.25%, 07/01/52(a)	350	362,370
6.50%, 02/15/53	800	857,760
TotalEnergies Capital International SA
2.99%, 06/29/41	700	521,841
3.46%, 07/12/49	963	714,351
3.13%, 05/29/50	2,204	1,532,896
3.39%, 06/29/60	829	570,179
TotalEnergies Capital SA
5.49%, 04/05/54	1,525	1,541,253
5.64%, 04/05/64	1,025	1,039,995
TransCanada PipeLines Ltd.
5.85%, 03/15/36(a)	500	518,027
6.20%, 10/15/37	880	931,533
4.75%, 05/15/38	386	361,848
7.25%, 08/15/38	513	596,181
7.63%, 01/15/39	1,363	1,631,682
6.10%, 06/01/40	500	519,474
5.00%, 10/16/43	367	339,632
4.88%, 05/15/48(a)	870	786,999
5.10%, 03/15/49(a)	1,270	1,185,039
Valero Energy Corp.
6.63%, 06/15/37	1,275	1,396,388
4.90%, 03/15/45(a)	413	379,613
3.65%, 12/01/51	975	694,284
4.00%, 06/01/52(a)	519	391,354
Western Midstream Operating LP
5.45%, 04/01/44	180	165,018
5.30%, 03/01/48	675	595,092
5.50%, 08/15/48	300	269,202
5.25%, 02/01/50	1,100	977,880
Williams Cos., Inc.
6.30%, 04/15/40	1,113	1,180,344
5.80%, 11/15/43	350	349,513
5.40%, 03/04/44	429	411,261
5.75%, 06/24/44	504	502,031
4.90%, 01/15/45	463	413,650
5.10%, 09/15/45	945	873,093
4.85%, 03/01/48	713	631,277
3.50%, 10/15/51	600	426,358
5.30%, 08/15/52(a)	720	683,711
		170,308,839
Security	Par (000)	Value
Paper & Forest Products — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47	$300	$ 269,736
International Paper Co.
5.00%, 09/15/35(a)	500	493,543
6.00%, 11/15/41(a)	600	625,391
4.80%, 06/15/44	966	861,192
5.15%, 05/15/46	400	371,463
4.40%, 08/15/47	613	510,484
4.35%, 08/15/48	725	605,329
		3,737,138
Passenger Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.80%, 07/15/37	1,173	1,192,079
Personal Care Products — 0.2%
Estee Lauder Cos., Inc.
6.00%, 05/15/37	300	325,565
4.38%, 06/15/45	400	345,967
4.15%, 03/15/47	363	301,405
3.13%, 12/01/49	591	404,244
5.15%, 05/15/53	580	557,091
Kenvue, Inc.
5.10%, 03/22/43	630	622,290
5.05%, 03/22/53	1,500	1,448,758
5.20%, 03/22/63	700	677,361
		4,682,681
Pharmaceuticals — 5.8%
AbbVie, Inc.
4.55%, 03/15/35	1,895	1,845,082
4.50%, 05/14/35	2,501	2,420,375
4.30%, 05/14/36	1,030	973,858
4.05%, 11/21/39	3,787	3,383,481
4.40%, 11/06/42	2,510	2,262,468
5.35%, 03/15/44	675	686,463
4.85%, 06/15/44	1,036	982,417
4.75%, 03/15/45	552	514,436
4.70%, 05/14/45	2,398	2,224,881
4.45%, 05/14/46	2,061	1,835,966
4.88%, 11/14/48	2,054	1,933,234
4.25%, 11/21/49	5,531	4,725,916
5.40%, 03/15/54(a)	2,840	2,876,543
5.50%, 03/15/64(a)	1,490	1,505,848
AstraZeneca PLC
6.45%, 09/15/37	2,475	2,826,114
4.00%, 09/18/42	800	687,587
4.38%, 11/16/45	762	678,255
4.38%, 08/17/48(a)	845	746,851
2.13%, 08/06/50	448	257,321
3.00%, 05/28/51	650	449,481
Becton Dickinson & Co.
4.69%, 12/15/44	944	851,568
4.67%, 06/06/47	1,538	1,375,676
3.79%, 05/20/50	397	307,196
Bristol-Myers Squibb Co.
4.13%, 06/15/39	1,763	1,574,235
2.35%, 11/13/40	675	461,143
3.55%, 03/15/42	1,040	832,172
3.25%, 08/01/42(a)	500	381,679
5.50%, 02/22/44	240	243,906
4.50%, 03/01/44	250	223,162
4.63%, 05/15/44	650	591,272
5.00%, 08/15/45	775	743,921
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
4.35%, 11/15/47	$1,060	$ 909,333
4.55%, 02/20/48	1,142	1,004,707
4.25%, 10/26/49	3,426	2,869,669
2.55%, 11/13/50	1,589	965,600
3.70%, 03/15/52	1,893	1,428,492
6.25%, 11/15/53(a)	1,080	1,194,728
5.55%, 02/22/54	2,615	2,648,488
3.90%, 03/15/62(a)	1,064	790,959
6.40%, 11/15/63	1,180	1,318,355
5.65%, 02/22/64	1,525	1,534,858
Eli Lilly & Co.
5.55%, 03/15/37	400	427,239
3.70%, 03/01/45	529	434,612
3.95%, 05/15/47	250	213,129
3.95%, 03/15/49	800	664,591
2.25%, 05/15/50	1,075	644,385
4.88%, 02/27/53	1,310	1,252,751
5.00%, 02/09/54	1,310	1,276,272
4.15%, 03/15/59	500	417,023
2.50%, 09/15/60	796	457,995
4.95%, 02/27/63	1,040	990,649
5.10%, 02/09/64	1,475	1,440,178
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	2,451	2,777,828
4.20%, 03/18/43	496	432,889
Haleon U.S. Capital LLC, 4.00%, 03/24/52(a)	1,000	812,598
Johnson & Johnson
3.55%, 03/01/36	970	875,084
3.63%, 03/03/37	1,263	1,132,329
5.95%, 08/15/37	725	810,151
3.40%, 01/15/38	700	605,220
5.85%, 07/15/38	600	668,651
2.10%, 09/01/40	876	603,691
4.50%, 09/01/40	291	279,305
4.85%, 05/15/41	250	249,589
4.50%, 12/05/43(a)	620	590,306
3.70%, 03/01/46	1,913	1,581,583
3.75%, 03/03/47	850	703,217
3.50%, 01/15/48	586	462,867
2.25%, 09/01/50(a)	1,025	629,747
5.25%, 06/01/54	820	845,933
2.45%, 09/01/60	1,243	727,693
Mead Johnson Nutrition Co.
5.90%, 11/01/39	535	562,033
4.60%, 06/01/44	463	407,633
Merck & Co., Inc.
6.55%, 09/15/37	350	401,160
3.90%, 03/07/39	763	675,994
2.35%, 06/24/40	1,059	742,368
3.60%, 09/15/42	450	366,382
4.15%, 05/18/43	1,295	1,130,505
4.90%, 05/17/44	800	769,338
3.70%, 02/10/45	1,951	1,573,229
4.00%, 03/07/49	1,404	1,162,750
2.45%, 06/24/50	1,229	751,642
2.75%, 12/10/51	1,921	1,236,099
5.00%, 05/17/53(a)	1,320	1,265,438
2.90%, 12/10/61	1,354	833,594
5.15%, 05/17/63	915	889,446
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	300	323,813
Security	Par (000)	Value
Pharmaceuticals (continued)
Mylan, Inc.
5.40%, 11/29/43	$438	$ 392,179
5.20%, 04/15/48	754	634,746
Novartis Capital Corp.
3.70%, 09/21/42	450	376,885
4.40%, 05/06/44	1,836	1,683,970
4.00%, 11/20/45(a)	1,120	964,540
2.75%, 08/14/50(a)	1,110	743,915
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/43	500	487,417
5.30%, 05/19/53	8,505	8,405,844
5.34%, 05/19/63	2,275	2,214,991
Pfizer, Inc.
4.00%, 12/15/36	763	703,641
4.10%, 09/15/38	829	749,847
3.90%, 03/15/39	813	713,909
7.20%, 03/15/39(a)	3,166	3,828,241
2.55%, 05/28/40	1,109	792,861
5.60%, 09/15/40	400	414,266
4.30%, 06/15/43	1,913	1,693,222
4.40%, 05/15/44(a)	813	740,267
4.13%, 12/15/46	1,243	1,054,143
4.20%, 09/15/48	813	694,614
4.00%, 03/15/49	829	688,216
2.70%, 05/28/50(a)	1,160	764,039
Royalty Pharma PLC
3.30%, 09/02/40	779	579,248
3.55%, 09/02/50(a)	950	658,036
3.35%, 09/02/51	663	437,293
5.90%, 09/02/54	475	471,942
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,041	772,983
5.65%, 07/05/44	700	701,621
3.18%, 07/09/50	1,833	1,242,655
5.65%, 07/05/54	600	598,561
3.38%, 07/09/60	1,078	707,170
5.80%, 07/05/64	400	398,541
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	988	844,906
Viatris, Inc.
3.85%, 06/22/40	1,329	1,001,818
4.00%, 06/22/50	1,718	1,201,565
Wyeth LLC, 5.95%, 04/01/37	1,563	1,688,451
Zoetis, Inc.
4.70%, 02/01/43	1,129	1,031,302
3.95%, 09/12/47	463	372,909
4.45%, 08/20/48	413	360,262
3.00%, 05/15/50	479	321,947
		134,299,588
Professional Services — 0.1%
Thomson Reuters Corp.
5.50%, 08/15/35	350	360,535
5.85%, 04/15/40	400	414,240
5.65%, 11/23/43	279	279,274
		1,054,049
Real Estate Management & Development — 0.0%
CBRE Services, Inc., 5.95%, 08/15/34	625	656,113
Residential REITs — 0.1%
AvalonBay Communities, Inc.
3.90%, 10/15/46	663	529,542
4.15%, 07/01/47	300	247,531
4.35%, 04/15/48	250	213,321

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Residential REITs (continued)
Camden Property Trust, 3.35%, 11/01/49	$300	$ 213,830
NNN REIT, Inc.
3.10%, 04/15/50	629	411,011
3.50%, 04/15/51(a)	350	247,679
3.00%, 04/15/52(a)	378	240,202
Realty Income Corp., 4.65%, 03/15/47	600	534,585
		2,637,701
Retail REITs — 0.1%
Simon Property Group LP
4.75%, 03/15/42	476	431,174
4.25%, 10/01/44	513	428,059
4.25%, 11/30/46	413	341,834
3.25%, 09/13/49(a)	941	650,608
5.85%, 03/08/53	600	612,582
6.65%, 01/15/54	415	470,510
		2,934,767
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc., 4.39%, 06/01/52(a)	455	401,328
Analog Devices, Inc.
2.80%, 10/01/41	701	508,943
5.30%, 12/15/45	300	297,758
2.95%, 10/01/51	1,075	725,842
5.30%, 04/01/54(a)	450	451,603
Applied Materials, Inc.
5.10%, 10/01/35	400	413,390
5.85%, 06/15/41(a)	625	677,694
4.35%, 04/01/47	995	894,773
2.75%, 06/01/50	513	346,329
Broadcom, Inc.(b)
3.14%, 11/15/35	3,068	2,530,266
3.19%, 11/15/36	2,875	2,345,880
4.93%, 05/15/37	2,400	2,315,263
3.50%, 02/15/41	2,866	2,254,928
3.75%, 02/15/51	1,685	1,286,385
Intel Corp.
4.60%, 03/25/40(a)	625	577,278
2.80%, 08/12/41	657	466,084
4.80%, 10/01/41	740	686,603
4.25%, 12/15/42	500	424,349
5.63%, 02/10/43	980	994,810
4.90%, 07/29/45(a)	750	706,147
4.10%, 05/19/46	1,123	919,548
4.10%, 05/11/47	1,113	903,379
3.73%, 12/08/47	1,909	1,445,271
3.25%, 11/15/49	1,775	1,219,881
4.75%, 03/25/50	2,156	1,899,623
3.05%, 08/12/51(a)	1,050	682,884
4.90%, 08/05/52	1,625	1,468,627
5.70%, 02/10/53(a)	1,885	1,900,752
5.60%, 02/21/54	1,085	1,077,869
3.10%, 02/15/60	913	567,886
4.95%, 03/25/60	829	747,476
3.20%, 08/12/61	525	331,619
5.05%, 08/05/62	800	724,283
5.90%, 02/10/63	1,150	1,175,389
KLA Corp.
5.00%, 03/15/49	400	384,114
3.30%, 03/01/50	711	513,918
4.95%, 07/15/52	1,445	1,377,262
5.25%, 07/15/62(a)	820	802,986
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.
4.88%, 03/15/49	$754	$ 710,739
2.88%, 06/15/50(a)	779	523,380
3.13%, 06/15/60	675	443,539
Micron Technology, Inc.
3.37%, 11/01/41	363	270,958
3.48%, 11/01/51(a)	513	360,585
NVIDIA Corp.
3.50%, 04/01/40	988	838,293
3.50%, 04/01/50	1,993	1,570,644
3.70%, 04/01/60	693	542,561
QUALCOMM, Inc.
4.65%, 05/20/35	963	962,671
4.80%, 05/20/45	1,470	1,394,037
4.30%, 05/20/47	1,643	1,433,805
3.25%, 05/20/50(a)	860	625,169
4.50%, 05/20/52	917	810,595
6.00%, 05/20/53(a)	870	958,293
Texas Instruments, Inc.
3.88%, 03/15/39	829	747,410
4.15%, 05/15/48	1,404	1,199,262
2.70%, 09/15/51(a)	450	290,755
4.10%, 08/16/52	295	248,898
5.00%, 03/14/53	595	575,496
5.15%, 02/08/54	725	717,077
5.05%, 05/18/63	1,450	1,388,599
TSMC Arizona Corp.
3.13%, 10/25/41	916	729,618
3.25%, 10/25/51	750	570,410
4.50%, 04/22/52(a)	1,180	1,127,227
		56,488,441
Software — 1.9%
Cisco Systems, Inc.
5.90%, 02/15/39	1,859	2,025,428
5.50%, 01/15/40	1,727	1,792,318
5.30%, 02/26/54	1,705	1,715,219
5.35%, 02/26/64(a)	860	861,087
Fidelity National Information Services, Inc.
3.10%, 03/01/41	666	490,415
4.50%, 08/15/46(a)	300	252,654
Fiserv, Inc., 4.40%, 07/01/49	1,677	1,403,034
Nokia OYJ, 6.63%, 05/15/39(a)	500	508,887
Oracle Corp.
3.90%, 05/15/35	1,213	1,078,306
3.85%, 07/15/36	1,370	1,184,868
3.80%, 11/15/37	1,670	1,414,602
6.50%, 04/15/38	1,200	1,317,240
6.13%, 07/08/39	1,413	1,498,486
3.60%, 04/01/40	2,609	2,062,721
5.38%, 07/15/40	2,129	2,076,291
3.65%, 03/25/41	2,560	2,010,771
4.50%, 07/08/44	913	778,917
4.13%, 05/15/45	2,041	1,640,558
4.00%, 07/15/46	2,591	2,038,491
4.00%, 11/15/47(a)	1,718	1,338,036
3.60%, 04/01/50(a)	4,269	3,063,464
3.95%, 03/25/51	2,834	2,150,852
6.90%, 11/09/52(a)	2,300	2,634,819
5.55%, 02/06/53	2,375	2,308,913
4.38%, 05/15/55	1,211	972,560
3.85%, 04/01/60	2,841	2,017,568
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Oracle Corp. (continued)
4.10%, 03/25/61	$1,400	$ 1,041,796
Salesforce, Inc.
2.70%, 07/15/41	1,179	849,953
2.90%, 07/15/51	2,073	1,373,350
3.05%, 07/15/61	970	618,256
		44,519,860
Specialized REITs — 0.0%
Public Storage Operating Co., 5.35%, 08/01/53	775	768,890
Specialty Retail — 1.3%
Home Depot, Inc.
5.88%, 12/16/36	2,100	2,282,695
3.30%, 04/15/40	1,311	1,049,967
5.40%, 09/15/40	413	420,467
5.95%, 04/01/41	913	985,573
4.20%, 04/01/43	920	800,727
4.88%, 02/15/44	900	854,817
4.40%, 03/15/45	1,036	921,191
4.25%, 04/01/46	1,479	1,279,138
3.90%, 06/15/47	1,069	868,751
4.50%, 12/06/48	1,629	1,449,820
3.13%, 12/15/49	1,146	803,134
3.35%, 04/15/50	1,498	1,092,082
2.38%, 03/15/51(a)	1,195	707,208
2.75%, 09/15/51	1,038	664,656
3.63%, 04/15/52	1,608	1,222,235
4.95%, 09/15/52(a)	1,055	996,286
5.30%, 06/25/54	1,355	1,350,912
3.50%, 09/15/56	900	657,617
5.40%, 06/25/64	440	440,137
Lowe’s Cos., Inc.
5.50%, 10/15/35	400	416,789
5.00%, 04/15/40	329	313,467
2.80%, 09/15/41	1,213	853,146
4.65%, 04/15/42	500	448,124
4.38%, 09/15/45	429	359,494
3.70%, 04/15/46	1,250	946,153
4.05%, 05/03/47	1,579	1,255,714
4.55%, 04/05/49	300	255,015
5.13%, 04/15/50	500	460,434
3.00%, 10/15/50(a)	1,719	1,106,710
3.50%, 04/01/51	829	586,198
4.25%, 04/01/52	1,658	1,333,803
5.63%, 04/15/53	1,245	1,233,629
5.75%, 07/01/53	305	306,998
4.45%, 04/01/62	1,150	917,871
5.80%, 09/15/62	700	697,136
5.85%, 04/01/63	475	476,655
		30,814,749
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.
4.50%, 02/23/36(a)	1,263	1,269,726
2.38%, 02/08/41	1,500	1,072,491
3.85%, 05/04/43	3,025	2,617,073
4.45%, 05/06/44(a)	1,163	1,113,399
3.45%, 02/09/45	2,069	1,658,886
4.38%, 05/13/45	2,013	1,855,836
4.65%, 02/23/46	3,792	3,627,772
3.85%, 08/04/46	2,020	1,709,831
4.25%, 02/09/47	1,163	1,051,397
3.75%, 09/12/47	800	660,187
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
3.75%, 11/13/47	$1,036	$ 854,124
2.95%, 09/11/49	1,386	979,945
2.65%, 05/11/50(a)	2,244	1,481,119
2.40%, 08/20/50(a)	1,473	926,607
2.65%, 02/08/51	2,536	1,662,834
2.70%, 08/05/51	1,815	1,193,787
3.95%, 08/08/52	1,700	1,427,082
4.85%, 05/10/53(a)	680	678,161
2.55%, 08/20/60(a)	829	520,170
2.80%, 02/08/61	1,373	871,491
2.85%, 08/05/61	1,755	1,125,136
4.10%, 08/08/62	1,200	1,006,131
Dell International LLC/EMC Corp.
8.10%, 07/15/36	901	1,095,245
3.38%, 12/15/41	879	663,368
8.35%, 07/15/46(a)	310	401,892
3.45%, 12/15/51(a)	753	525,440
Dell, Inc., 6.50%, 04/15/38	329	352,995
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	663	712,720
6.35%, 10/15/45(a)	1,220	1,312,076
HP, Inc., 6.00%, 09/15/41	988	1,029,485
		35,456,406
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
3.25%, 03/27/40	1,154	922,421
3.63%, 05/01/43	450	366,934
3.88%, 11/01/45	863	716,177
3.38%, 11/01/46	343	259,906
3.38%, 03/27/50	1,450	1,077,409
		3,342,847
Tobacco — 1.2%
Altria Group, Inc.
5.80%, 02/14/39	1,793	1,844,185
3.40%, 02/04/41	1,579	1,173,519
4.25%, 08/09/42	850	699,524
4.50%, 05/02/43	629	531,311
5.38%, 01/31/44(a)	1,444	1,400,449
3.88%, 09/16/46	1,436	1,074,376
5.95%, 02/14/49(a)	2,343	2,363,901
4.45%, 05/06/50	541	432,955
3.70%, 02/04/51	1,145	798,513
4.00%, 02/04/61(a)	979	700,866
BAT Capital Corp.
4.39%, 08/15/37	2,466	2,168,600
3.73%, 09/25/40	300	229,921
7.08%, 08/02/43	700	764,471
4.54%, 08/15/47	2,145	1,720,020
4.76%, 09/06/49	970	792,345
5.28%, 04/02/50	463	406,229
3.98%, 09/25/50	200	146,225
5.65%, 03/16/52(a)	704	657,143
7.08%, 08/02/53(a)	900	998,503
Philip Morris International, Inc.
6.38%, 05/16/38	1,225	1,356,457
4.38%, 11/15/41	845	732,943
4.50%, 03/20/42	760	669,929
3.88%, 08/21/42	713	575,480
4.13%, 03/04/43	971	808,798
4.88%, 11/15/43	588	540,103

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc. (continued)
4.25%, 11/10/44	$1,050	$ 880,079
Reynolds American, Inc.
5.70%, 08/15/35	618	623,523
7.25%, 06/15/37	400	446,977
6.15%, 09/15/43	497	495,200
5.85%, 08/15/45	2,050	1,962,079
		27,994,624
Trading Companies & Distributors — 0.1%
GATX Corp.
5.20%, 03/15/44	250	235,991
3.10%, 06/01/51	500	324,847
6.05%, 06/05/54	295	303,698
WW Grainger, Inc.
4.60%, 06/15/45	1,086	994,264
3.75%, 05/15/46	350	280,476
4.20%, 05/15/47	200	171,295
		2,310,571
Water Utilities — 0.2%
American Water Capital Corp.
6.59%, 10/15/37	800	914,346
4.30%, 12/01/42	625	545,411
4.30%, 09/01/45	163	139,793
4.00%, 12/01/46	280	226,985
3.75%, 09/01/47	613	478,804
4.20%, 09/01/48	500	417,114
4.15%, 06/01/49	413	341,255
3.45%, 05/01/50(a)	500	362,191
3.25%, 06/01/51	745	521,185
5.45%, 03/01/54	450	447,168
Essential Utilities, Inc.
4.28%, 05/01/49	400	321,382
3.35%, 04/15/50	604	417,010
5.30%, 05/01/52	579	546,273
		5,678,917
Total Corporate Bonds — 88.4% (Cost: $2,276,420,063)		2,050,425,819
Foreign Agency Obligations
Chile — 0.5%
Chile Government International Bond
4.95%, 01/05/36	1,500	1,464,564
3.10%, 05/07/41	2,525	1,889,245
4.34%, 03/07/42	1,925	1,691,134
3.63%, 10/30/42	300	236,674
3.86%, 06/21/47(a)	975	771,109
3.50%, 01/25/50	2,253	1,656,638
4.00%, 01/31/52(a)	960	759,142
5.33%, 01/05/54	1,470	1,420,314
3.10%, 01/22/61	2,132	1,354,420
3.25%, 09/21/71(a)	708	450,632
		11,693,872
Hungary — 0.1%
Hungary Government International Bond, 7.63%, 03/29/41	1,216	1,398,931
Indonesia — 0.5%
Indonesia Government International Bond
4.35%, 01/11/48	1,666	1,451,258
5.35%, 02/11/49	900	906,404
Security	Par (000)	Value
Indonesia (continued)
Indonesia Government International Bond (continued)
3.70%, 10/30/49(a)	$1,000	$ 777,994
3.50%, 02/14/50(a)	678	507,951
4.20%, 10/15/50(a)	1,528	1,282,140
3.05%, 03/12/51	1,889	1,297,654
4.30%, 03/31/52	750	639,066
5.45%, 09/20/52	325	326,038
5.65%, 01/11/53	630	647,791
5.10%, 02/10/54(a)	950	915,370
3.20%, 09/23/61	700	455,289
4.45%, 04/15/70	1,000	831,792
3.35%, 03/12/71	750	490,743
		10,529,490
Israel — 0.3%
Israel Government International Bond
4.50%, 01/30/43(a)	1,535	1,276,946
4.13%, 01/17/48	978	733,681
3.88%, 07/03/50	1,978	1,401,802
5.75%, 03/12/54	2,700	2,498,263
4.50%, 12/31/99(a)	850	606,870
State of Israel, 3.38%, 01/15/50	1,778	1,155,410
		7,672,972
Italy — 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/49	1,983	1,496,956
3.88%, 05/06/51	2,178	1,563,787
		3,060,743
Mexico — 1.5%
Mexico Government International Bond
6.75%, 09/27/34	1,497	1,588,065
6.35%, 02/09/35	2,605	2,683,675
6.00%, 05/07/36	3,000	2,994,981
6.05%, 01/11/40	2,406	2,373,043
4.28%, 08/14/41	2,232	1,778,674
4.75%, 03/08/44	3,522	2,895,086
5.55%, 01/21/45(a)	2,565	2,360,699
4.60%, 01/23/46(a)	2,282	1,805,844
4.35%, 01/15/47	1,097	840,491
4.60%, 02/10/48(a)	1,722	1,346,819
4.50%, 01/31/50(a)	1,729	1,329,575
5.00%, 04/27/51(a)	2,360	1,933,344
4.40%, 02/12/52(a)	2,075	1,544,799
6.34%, 05/04/53	2,864	2,754,695
6.40%, 05/07/54	2,250	2,186,300
3.77%, 05/24/61(a)	2,710	1,709,053
5.75%, 12/31/99	2,472	2,075,551
		34,200,694
Panama — 0.6%
Panama Government International Bond
6.40%, 02/14/35	2,000	1,950,341
6.70%, 01/26/36	1,938	1,935,956
6.88%, 01/31/36	820	823,112
8.00%, 03/01/38	1,100	1,189,004
4.50%, 05/15/47	1,150	818,330
4.50%, 04/16/50	2,068	1,426,489
4.30%, 04/29/53(a)	1,578	1,046,756
6.85%, 03/28/54	1,350	1,276,738
4.50%, 04/01/56	2,008	1,344,852
7.88%, 03/01/57	650	693,358
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama (continued)
Panama Government International Bond (continued)
3.87%, 07/23/60(a)	$2,803	$ 1,652,805
4.50%, 01/19/63	1,500	982,718
		15,140,459
Peru — 0.3%
Peruvian Government International Bond
6.55%, 03/14/37	1,113	1,216,874
3.30%, 03/11/41	1,209	920,252
5.63%, 11/18/50	2,160	2,150,096
3.55%, 03/10/51	1,750	1,273,198
2.78%, 12/01/60	1,736	1,000,229
3.60%, 01/15/72	925	607,791
3.23%, 12/31/99(a)	913	524,391
		7,692,831
Philippines — 0.6%
Philippines Government International Bond
6.38%, 10/23/34	1,750	1,938,197
5.00%, 01/13/37	1,128	1,121,337
3.95%, 01/20/40	1,850	1,598,215
3.70%, 03/01/41(a)	1,926	1,590,273
3.70%, 02/02/42(a)	1,903	1,562,224
2.95%, 05/05/45	1,228	861,145
2.65%, 12/10/45	1,310	866,389
3.20%, 07/06/46	2,160	1,553,672
4.20%, 03/29/47	900	756,642
5.95%, 10/13/47	700	751,353
5.50%, 01/17/48(a)	1,200	1,227,591
5.60%, 05/14/49	950	976,929
		14,803,967
Poland — 0.3%
Republic of Poland Government International Bond
5.13%, 09/18/34	1,500	1,508,988
5.50%, 04/04/53	2,350	2,325,195
5.50%, 03/18/54	3,250	3,210,092
		7,044,275
South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41(a)	478	344,647
Korea International Bond
4.13%, 06/10/44(a)	1,000	914,042
3.88%, 09/20/48	345	298,760
		1,557,449
Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	750	792,573
Inter-American Development Bank
3.20%, 08/07/42	370	305,078
4.38%, 01/24/44	225	216,992
International Bank for Reconstruction & Development, 4.75%, 02/15/35(a)	413	427,970
		1,742,613
Uruguay — 0.4%
Uruguay Government International Bond
5.75%, 10/28/34	1,625	1,727,230
7.63%, 03/21/36(a)	1,050	1,266,619
4.13%, 11/20/45	800	709,673
Security	Par (000)	Value
Uruguay (continued)
Uruguay Government International Bond (continued)
5.10%, 06/18/50(a)	$3,656	$ 3,522,803
4.98%, 04/20/55	2,524	2,354,294
		9,580,619
Total Foreign Agency Obligations — 5.4% (Cost: $141,601,513)		126,118,915
Municipal Bonds
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	910	881,208
California — 1.3%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	610	675,902
Series S-1, 6.92%, 04/01/40	245	284,388
Series S-1, 7.04%, 04/01/50	25	30,523
Series S-3, 6.91%, 10/01/50(a)	1,540	1,857,074
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55(a)	845	600,186
California Health Facilities Financing Authority, RB, M/F Housing, Sustainability Bonds, 4.35%, 06/01/41(a)	500	464,853
California State University, RB
Series B, 5.18%, 11/01/53	1,245	1,247,993
Series E, 2.90%, 11/01/51	125	91,702
California State University, Refunding RB
Series B, 2.98%, 11/01/51	835	594,900
Series B, 2.72%, 11/01/52	270	186,617
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, (AGM), 4.24%, 05/15/48	540	475,118
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	25	29,245
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	1,525	1,638,068
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	195	167,084
Series A, (AGM), 3.92%, 01/15/53	110	90,743
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.29%, 06/01/42(a)	1,420	1,131,782
Class B, (SAP), 3.00%, 06/01/46	80	73,207
Series A-1, 3.71%, 06/01/41	210	168,705
Series A-1, 4.21%, 06/01/50	210	161,907
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49(a)	1,315	1,538,173
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, BAB, 5.74%, 06/01/39	625	644,985
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	25	29,889
Los Angeles Department of Water & Power, RB, BAB, 6.57%, 07/01/45(a)	1,300	1,473,485
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.26%, 05/15/60(a)	290	198,163
Series N, 3.71%, 05/15/2120	1,400	944,572

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Regents of the University of California Medical Center Pooled Revenue, RB (continued)
Series Q, 4.56%, 05/15/53	$1,135	$ 1,032,189
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	55	62,209
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, BAB, Series F, 6.58%, 05/15/49	490	552,670
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	190	201,124
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	1,030	1,133,749
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	225	174,573
State of California, GO, BAB
7.55%, 04/01/39	1,465	1,803,734
7.30%, 10/01/39	3,390	3,978,172
7.35%, 11/01/39(a)	1,270	1,499,944
7.63%, 03/01/40	2,480	3,014,668
7.60%, 11/01/40(a)	1,525	1,877,063
State of California, Refunding GO
4.60%, 04/01/38	100	97,013
5.20%, 03/01/43(a)	265	265,732
University of California, RB
Series AD, 4.86%, 05/15/2112	225	205,591
Series AQ, 4.77%, 05/15/2115	333	298,284
		30,995,979
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50(a)	25	26,810
District of Columbia — 0.1%
District of Columbia Income Tax Revenue, RB, BAB, Series E, 5.59%, 12/01/34	1,125	1,160,087
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114(a)	530	494,647
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	25	30,779
		1,685,513
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	540	490,208
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	90	68,780
County of Miami-Dade Seaport Department, ARB, 6.22%, 11/01/55	85	90,793
		649,781
Georgia — 0.1%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	150	122,232
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	1,002	1,118,078
6.66%, 04/01/57	813	909,374
		2,149,684
Security	Par (000)	Value
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	$25	$ 18,135
Illinois — 0.3%
Chicago O’Hare International Airport, ARB(a)
Series C, Senior Lien, 4.47%, 01/01/49	100	92,008
Series C, Senior Lien, 4.57%, 01/01/54	100	93,299
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	890	997,896
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	408	460,001
Series B, 6.90%, 12/01/40	1,106	1,248,619
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	345	365,952
Metropolitan Water Reclamation District of Greater Chicago, GOL, BAB, 5.72%, 12/01/38	670	708,102
Sales Tax Securitization Corp., Refunding RB
Series B, 3.59%, 01/01/43	320	275,370
Series B, 2nd Lien, 3.24%, 01/01/42	1,030	843,907
State of Illinois, GO, BAB, 7.35%, 07/01/35(a)	821	902,078
		5,987,232
Indiana — 0.0%
Indiana Finance Authority, Refunding RB, Sustainability Bonds, 3.05%, 01/01/51	55	41,124
Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51(a)	90	64,233
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-4, 4.48%, 08/01/39(a)	1,460	1,406,506
Series A-3, 5.20%, 12/01/39	495	506,798
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41(a)	150	117,884
		2,031,188
Maryland — 0.0%
Maryland Economic Development Corp., RB, Sustainability Bonds, 5.94%, 05/31/57	180	182,882
Massachusetts — 0.1%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49	25	17,773
Commonwealth of Massachusetts, GOL, BAB, 5.46%, 12/01/39	820	852,050
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	670	702,732
Massachusetts School Building Authority, Refunding RB, Sub-Series B, 3.40%, 10/15/40	55	47,058
		1,619,613
Michigan — 0.2%
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	90	79,131
3.38%, 12/01/40(a)	1,555	1,299,363
Michigan State University, RB, Series A, 4.17%, 08/15/2122	243	194,211
University of Michigan, RB
Series A, 3.50%, 04/01/52	55	43,491
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan (continued)
University of Michigan, RB (continued)
Series A, 4.45%, 04/01/2122(a)	$1,547	$ 1,321,109
Series B, 2.44%, 04/01/40	475	355,220
Series B, 2.56%, 04/01/50	1,163	761,297
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47(a)	1,000	858,908
		4,912,730
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52(a)	118	103,149
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	750	580,509
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50	155	114,941
		695,450
Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	125	93,655
Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45(a)	355	412,584
New Jersey — 0.2%
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	1,025	1,147,211
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	620	724,580
Series F, 7.41%, 01/01/40	2,505	3,008,302
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119(a)	463	342,242
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	345	281,979
		5,504,314
New York — 0.8%
City of New York, GO, Sustainability Bonds, 5.26%, 10/01/52(a)	780	815,723
City of New York, GO, BAB
5.52%, 10/01/37	400	409,894
Series F-1, 6.27%, 12/01/37	415	453,669
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	1,855	2,055,855
7.34%, 11/15/39	400	482,639
6.81%, 11/15/40	320	358,521
New York City Municipal Water Finance Authority, RB, 5.95%, 06/15/42	55	58,567
New York City Municipal Water Finance Authority, RB, BAB, 5.75%, 06/15/41(a)	2,825	2,945,848
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	25	26,389
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	215	223,362
6.01%, 06/15/42	490	524,587
5.44%, 06/15/43	125	125,972
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB
5.77%, 08/01/36	25	25,753
5.57%, 11/01/38	520	535,756
Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40	$1,110	$ 1,150,330
Series F, 5.63%, 03/15/39	350	360,047
New York State Urban Development Corp., RB, BAB, 5.77%, 03/15/39	1,005	1,043,708
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	125	119,637
Series 20, 4.23%, 10/15/57	1,070	928,908
Series 215, 3.29%, 08/01/69	125	85,163
Series 225, 3.18%, 07/15/60	370	256,659
Series 229, 3.14%, 02/15/51	1,600	1,205,114
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40	1,025	1,094,211
Series 168, 4.93%, 10/01/51	1,030	1,006,120
Series 181, 4.96%, 08/01/46(a)	110	108,719
Series 182, 5.31%, 08/01/46	25	25,003
Port Authority of New York & New Jersey, Refunding RB, Series 174, 4.46%, 10/01/62	2,315	2,091,025
		18,517,179
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	60	43,300
Ohio — 0.2%
American Municipal Power, Inc., RB
Series B, 7.83%, 02/15/41	525	642,314
Series B, 8.08%, 02/15/50	400	532,905
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38	400	334,182
Series B, 4.53%, 01/01/35	280	277,958
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	1,760	1,733,993
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	155	120,850
		3,642,202
Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB
Series A2, 4.38%, 11/01/45	290	275,164
Series A-2, 4.62%, 06/01/44	580	560,357
Series A-2, 4.85%, 02/01/45	500	493,028
Series A-3, 5.09%, 02/01/52	265	264,311
Series A-3, 4.71%, 05/01/52	115	107,946
		1,700,806
Oregon — 0.0%
Oregon State University, RB, (BAM), 3.42%, 03/01/60	113	83,369
Pennsylvania — 0.1%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 2.93%, 07/01/45	115	87,251
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42	1,540	1,190,819
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	400	306,488
Series D, 2.84%, 09/01/50	95	66,228
Pennsylvania Turnpike Commission, RB, BAB, Series B, 5.51%, 12/01/45	610	621,350
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119(a)	113	76,389
		2,348,525

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	$26	$ 28,840
Texas — 0.8%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	2,505	2,467,095
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	180	173,458
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41	155	162,110
Dallas Area Rapid Transit, RB, BAB
5.02%, 12/01/48	455	435,975
Series B, 6.00%, 12/01/44	1,450	1,542,327
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48(a)	455	319,078
Dallas Fort Worth International Airport, ARB
Series A, 4.09%, 11/01/51	1,300	1,133,079
Series A, 4.51%, 11/01/51	190	173,413
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38	125	105,702
Series A, 3.14%, 11/01/45(a)	190	148,441
Series C, 3.09%, 11/01/40	1,065	840,944
Series C, 2.92%, 11/01/50(a)	720	527,606
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	890	657,551
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	1,160	1,367,860
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	850	672,339
State of Texas, GO, BAB
5.52%, 04/01/39	945	991,311
Series A, 4.68%, 04/01/40	1,500	1,442,201
Texas Natural Gas Securitization Finance Corp., RB
Series 2023-1, 5.10%, 04/01/35	1,518	1,544,825
Series 2023-1, 5.17%, 04/01/41(a)	1,500	1,539,372
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49(a)	375	315,150
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44(a)	800	575,295
		17,135,132
Virginia — 0.0%
University of Virginia, Refunding RB
2.26%, 09/01/50	500	304,014
Series A, 3.23%, 09/01/2119(a)	55	34,702
Series U, 2.58%, 11/01/51	215	139,082
		477,798
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	490	465,309
Total Municipal Bonds — 4.4% (Cost: $115,151,556)		102,497,724
Security	Par (000)	Value
Preferred Securities
Capital Trust — 0.1%
Insurance — 0.1%
MetLife, Inc., 6.40%, 12/15/66	$1,250	$ 1,277,199
Total Preferred Securities — 0.1% (Cost: $1,300,258)		1,277,199
Total Long-Term Investments — 98.3% (Cost: $2,534,473,390)		2,280,319,657

	Shares
Short-Term Securities
Money Market Funds — 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	207,259,467	207,342,370
Total Short-Term Securities — 8.9% (Cost: $207,282,286)		207,342,370
Total Investments — 107.2% (Cost: $2,741,755,676)		2,487,662,027
Liabilities in Excess of Other Assets — (7.2)%		(167,795,542)
Net Assets — 100.0%		$ 2,319,866,485

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 175,565,567	$ 31,788,117 (a)	$ —	$ (13,358)	$ 2,044	$ 207,342,370	207,259,467	$ 529,027 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 2,050,425,819	$ —	$ 2,050,425,819
Foreign Agency Obligations	—	126,118,915	—	126,118,915
Municipal Bonds	—	102,497,724	—	102,497,724
Preferred Securities
Capital Trust	—	1,277,199	—	1,277,199
Short-Term Securities
Money Market Funds	207,342,370	—	—	207,342,370
	$207,342,370	$2,280,319,657	$—	$2,487,662,027

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
Portfolio Abbreviation (continued)
CMT	Constant Maturity Treasury
GO	General Obligation Bonds
GOL	General Obligation Ltd.
LIBOR	London Interbank Offered Rate

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Long Credit Bond Index Fund

Portfolio Abbreviation (continued)
M/F	Multi-Family
RB	Revenue Bond
REIT	Real Estate Investment Trust
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SOFR	Secured Overnight Financing Rate
Schedule of Investments